Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2011
Trading Symbol	ASFX
Entity Registrant Name	AMERICAN SCIENTIFIC RESOURCES INC
Entity Central Index Key	0001114605
Entity Filer Category	Smaller Reporting Company

CONDENSED CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2011	Mar. 21, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Assets:
Cash	$ 54,514		$ 15,924	$ 11,357
Accounts receivable, net	51,725		81,500	61,963
Inventory, net	268,328		201,010	520,339
Inventory purchase deposits	252,745		86,700	53,800
Prepaid expenses and other current assets	117,816		26,184	20,316
Total current assets	745,128		411,318	667,775
Fixed assets, net	30,939		17,656	4,517
Patent, net	611,147		639,138	2,599,578
Total Assets	1,387,214		1,068,112	3,271,870
Current Liabilities:
Accounts payable and accrued expenses			1,041,487	499,071
Accounts payable and accrued expenses	862,265		1,015,119
Accrued interest payable	740,577		618,340	588,932
Deferred revenue	97,025		26,368
Promissory notes payable, net of discount	1,287,796		599,062	828,320
Related party advances and notes payable	159,430		159,430	161,221
Other current liability	350,000		350,000	350,000
Obligation to issue common stock	70,022		70,000	143,000
Derivative liability resulting from commitments to issue common shares in excess of amount authorized			125,377
Derivative instruments	2,792,712		1,118,523
Derivative instruments			993,146	24,124
Convertible promissory notes, net of discounts	1,823,288		1,604,000	905,000
Total current liabilities	8,183,115		5,560,842	3,499,668
Contingent note payable from patent purchase, net of discount	1,006,271		965,543	821,336
Convertible promissory notes, net of discounts	45,205		227,372
Liability for contingent compensation	54,109		43,519	10,186
Total liabilities	9,288,700		6,797,276	4,331,190
Commitments and contingencies
Shareholders' deficit:
Common stock	1,467		214,524	189,334
Additional paid-in capital	25,312,177		21,128,703	18,782,970
Accumulated deficit	(33,215,135)		(27,072,391)	(20,031,624)
Total shareholders' deficit	(7,901,486)		(5,729,164)	(1,059,320)
Total liabilities and shareholders' deficit	1,387,214		1,068,112	3,271,870
Series A Preferred Stock
Shareholders' deficit:
Preferred stock	$ 5

CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2011	Mar. 21, 2011	Dec. 31, 2010	Dec. 31, 2009
Common stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares authorized	2,500,000,000		5,000,000,000	2,500,000,000
Common stock, shares issued	14,664,993		10,726,440	1,893,340,600
Common stock, shares outstanding	14,664,993		10,726,440	1,893,340,600
Common stock, reverse common stock split		200
Series A Preferred Stock
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, outstanding	50,000		0	0
Series B Preferred Stock
Preferred stock, par value	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized	500,000		500,000	500,000
Preferred stock, outstanding	0		0	0
pro forma
Common stock, shares authorized			5,000,000,000
Common stock, shares issued			10,726,163
Common stock, shares outstanding			10,726,163

CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Product sales, net	$ 222,129	$ 137,528	$ 323,376	$ 313,151	$ 862,369	$ 734,495
Cost of goods sold	(142,573)	(95,045)	(235,197)	(176,812)	(497,954)	(368,524)
Inventory adjustment		(63,194)		(63,194)	(256,948)	(58,773)
Gross profit	79,556	(20,711)	88,179	73,145	107,467	307,198
Patent impairment charge					(1,749,664)
Operating, sales and administrative expenses	(2,598,463)	(717,930)	(3,169,577)	(1,319,675)	(3,294,930)	(2,094,303)
Net loss from operations	(2,518,907)	(738,641)	(3,081,398)	(1,246,530)	(4,937,127)	(1,787,105)
Other income (expense):
Interest expense	(551,778)	(416,439)	(1,235,342)	(1,403,980)	(2,195,151)	(656,450)
Change in fair value of derivative instruments	(711,000)	831,044	(818,545)	862,958	1,709,029	(13,600)
(Gain) loss on settlement of debt		(478,262)		(478,262)	(478,262)	105,684
Beneficial conversion features					(606,400)
Charge resulting from triggered anti-dilution provisions within financial instruments	(187,416)		(854,560)		(482,866)
Other expenses	(40,596)	(12,000)	(152,899)	(27,960)	(49,990)	(88,380)
Total other income (expense)	(1,490,790)	(75,657)	(3,061,346)	(1,047,244)	(2,103,640)	(652,746)
Net loss	(4,009,697)	(814,298)	(6,142,744)	(2,293,774)	(7,040,767)	(2,439,851)
Deemed dividend on Series B Preferred Stock						(985,000)
Net loss applicable to common shareholders					$ (7,040,767)	$ (3,424,851)
Weighted average number of common shares outstanding, basic and diluted	13,245,965	9,477,805	12,200,452	9,511,658	1,970,541,961	1,208,492,443
Basic and diluted net loss per common share	$ (0.3)	$ (0.09)	$ (0.5)	$ (0.24)	$ 0	$ 0
pro forma
Other income (expense):
Weighted average number of common shares outstanding, basic and diluted					9,852,710	6,042,462
Basic and diluted net loss per common share					$ (0.71)	$ (0.57)

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (USD $)	Total USD ( $)	Series A Preferred Stock USD ( $)	Common Stock USD ( $)	Additional Paid-in Capital USD ( $)	Accumulated Deficit USD ( $)	Series B Preferred Stock USD ( $)	Director USD ( $)	Director Series A Preferred Stock USD ( $)	Director Common Stock USD ( $)	Director Additional Paid-in Capital USD ( $)	cash, net of cash fees USD ( $)	cash, net of cash fees Common Stock USD ( $)	cash, net of cash fees Additional Paid-in Capital USD ( $)	Debt USD ( $)	Debt Common Stock USD ( $)	Debt Additional Paid-in Capital USD ( $)	Financing fees USD ( $)	Financing fees Common Stock USD ( $)	Financing fees Additional Paid-in Capital USD ( $)	Extensions of Debt USD ( $)	Extensions of Debt Common Stock USD ( $)	Extensions of Debt Additional Paid-in Capital USD ( $)	Accrued interest USD ( $)	Accrued interest Common Stock USD ( $)	Accrued interest Additional Paid-in Capital USD ( $)	Services USD ( $)	Services Common Stock USD ( $)	Services Additional Paid-in Capital USD ( $)	Trade payables USD ( $)	Trade payables Common Stock USD ( $)	Trade payables Additional Paid-in Capital USD ( $)	Patent USD ( $)	Patent Common Stock USD ( $)	Patent Additional Paid-in Capital USD ( $)	Conversion of Series B Preferred Stock Common Stock USD ( $)	Conversion of Series B Preferred Stock Additional Paid-in Capital USD ( $)	Conversion of Series B Preferred Stock Series B Preferred Stock USD ( $)	Settlement of Debt obligation USD ( $)	Settlement of Debt obligation Common Stock USD ( $)	Settlement of Debt obligation Additional Paid-in Capital USD ( $)	litigation settlement USD ( $)	litigation settlement Common Stock USD ( $)	litigation settlement Additional Paid-in Capital USD ( $)	Employees as compensation and reimbursable expenses USD ( $)	Employees as compensation and reimbursable expenses Common Stock USD ( $)	Employees as compensation and reimbursable expenses Additional Paid-in Capital USD ( $)	pro forma Common Stock
Beginning Balance at Dec. 31, 2008	$ (2,752,263)		$ 33,378	$ 13,821,132	$ (16,606,773)
Beginning Balance (in shares) at Dec. 31, 2008			333,783,072
Issuance of Series B Preferred Stock (in shares)						500,000
Issuance of Series B Preferred Stock	275,000			274,950		50
Equity awarded for compensation and contingent compensation (in shares)			87,500,000
Equity awarded for compensation and contingent compensation	182,400		8,750	173,650
Deemed dividend on Series B Preferred Stock	(985,000)			985,000	(985,000)
Common stock cancelled (In shares)			(250,000)
Common stock cancelled			(25)	25
Net loss	(2,439,851)				(2,439,851)
After the March 21, 2011, 200-to-1 reverse stock split:
Common stock and warrants issued (in shares)																											31,900,000
Common stock and warrants issued																										290,200	3,190	287,010
Common stock issued (in shares)												714,673,394			246,859,885									161,874,249			17,000,000						250,000,000		50,000,000		(500,000)
Common stock issued											1,066,000	71,467	994,533	157,750	24,686	133,064							286,444	16,187	270,257		1,700	(1,700)				1,875,000	25,000	1,850,000	5,000	(4,950)	(50)
Ending Balance at Dec. 31, 2009	(1,059,320)		189,334	18,782,970	(20,031,624)
Ending Balance (in shares) at Dec. 31, 2009			1,893,340,600
Common stock cancelled (In shares)			(33,333,333)
Common stock cancelled	(200,000)		(3,333)	(196,667)
Conversion of convertible debentures and accrued interest into common stock (in shares)			52,302,696
Conversion of convertible debentures and accrued interest into common stock	233,550		5,230	228,320
Warrants recorded as contingent compensation	253,308			253,308
Reclassification of contracts to derivative liabilities due to commitment to issue shares in excess of amount authorized	(356,806)			(356,806)
Beneficial conversion features	606,400			606,400
Net loss	(7,040,767)				(7,040,767)
After the March 21, 2011, 200-to-1 reverse stock split:
Common stock and warrants issued (in shares)																											42,021,649
Common stock and warrants issued																										456,310	4,203	452,107
Common stock issued (in shares)									40,000,000			27,686,567			37,000,000																								63,013,452			8,000,000			15,201,048
Common stock issued							400,000		4,000	396,000	128,200	2,769	125,431	143,963	3,700	140,263																						459,998	6,301	453,697	68,000	800	67,200	178,000	1,520	176,480
Ending Balance at Dec. 31, 2010	(5,729,164)		214,524	21,128,703	(27,072,391)
Ending Balance (in shares) at Dec. 31, 2010			2,145,232,679																																												10,726,163
Adjustment for 200-to-1 reverse common stock split			(213,451)	213,451
Conversion of convertible debentures and accrued interest into common stock (in shares)			1,268,077
Conversion of convertible debentures and accrued interest into common stock	331,868		127	331,741
Warrants recorded as contingent compensation	80,478			80,478
Common stock options awarded as compensation for past services	1,691,126			1,691,126
Beneficial conversion features	258,328			258,328
Net loss	(6,142,744)				(6,142,744)
After the March 21, 2011, 200-to-1 reverse stock split:
Issuance of preferred stock to directors (in shares)								50,000
Issuance of preferred stock to directors							12,800	5		12,795
Common stock and warrants issued (in shares)												257,424			45,000			20,000			295,000						1,449,414
Common stock and warrants issued											110,000	26	109,974	150,327	4	150,323	117,589	2	117,587	357,320	30	357,290				549,916	145	549,771
Common stock issued (in shares)																								213,638						390,000
Common stock issued																							65,870	21	65,849				244,800	39	244,761
Ending Balance at Jun. 30, 2011	$ (7,901,486)	$ 5	$ 1,467	$ 25,312,177	$ (33,215,135)
Ending Balance (in shares) at Jun. 30, 2011		50,000	14,664,993

CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT (Parenthetical)	6 Months Ended
Jun. 30, 2011
Common stock, 200-to-1 reverse common stock split	0.005
Common Stock
Adjustment for 200-to-1 reverse common stock split (in shares)	(2,134,506,239)

CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash flow from operating activities:
Net loss	$ (6,142,744)	$ (2,293,774)	$ (7,040,767)	$ (2,439,851)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of contingent note payable and note discounts	290,910	145,428	468,157	44,064
Depreciation and patent amortization	30,748	106,453	214,051	52,694
Patent impairment charge			1,749,664
Allowance for doubtful accounts	3,724	(26,724)	(26,724)
Reserve for inventory		63,194	185,938	58,773
(Gain) loss on settlement of debt		478,262	478,262	(105,684)
Loss on settlements from litigation				82,000
Adjustment to conversion price to induce conversion to equity	258,328
Beneficial conversion features granted			606,400
Change in fair value of derivative instruments	818,545	(862,958)	(1,709,029)	23,575
Derivative liabilities resulting from issuance of convertible notes		1,079,584
Incremental derivative liabilities	855,644		1,796,622
Common stock and warrants issued for interest				286,444
Common stock issued for debt payment extensions	357,320		45,000
Stock based compensation	2,334,320	512,303	1,287,618	542,600
Contingent compensation payable	10,590	16,667	33,333	10,186
Changes in operating assets and liabilities:
Accounts receivable	26,051	78,245	7,187	135,507
Inventory and inventory deposit	(233,363)	29,895	100,491	151,366
Deferred compensation				329,974
Prepaid expenses and other assets	25,957	(73,254)	(5,868)	10,525
Accounts payable and accrued expenses	91,946	156,069	545,625	(215,895)
Accrued interest payable	275,975	180,819	367,694	85,334
Deferred revenue	70,657	49,266
Net cash used in operating activities	(925,392)	(360,525)	(896,346)	(948,388)
Cash flow used in investing activities:
Purchase of fixed assets	(16,040)	(7,035)	(16,414)	(4,517)
Net cash used in investing activities	(16,040)	(7,035)	(16,414)	(4,517)
Cash flow from financing activities:
Proceeds from promissory notes payable	785,000		152,000
Payments on promissory notes payable		(97,837)	(142,873)	(83,871)
Proceeds from related party advances and notes payable			6,000	5,000
Payment on related party notes payable		(5,000)	(11,000)	(36,000)
Proceeds from convertible promissory notes	85,000	390,000	790,000
Obligation to issue common stock	22	(5,000)	(5,000)	5,000
Proceeds from issuance of common stock			128,200	1,066,000
Proceeds from issuance of common stock and warrants	110,000	78,200
Net cash provided by financing activities	980,022	360,363	917,327	956,129
Net increase (decrease) in cash	38,590	(7,197)	4,567	3,224
Cash and cash equivalents at beginning of period	15,924	11,357	11,357	8,133
Cash and cash equivalents at end of period	54,514	4,160	15,924	11,357
Supplemental disclosures:
Cash paid for interest	49,740	448	9,771	6,566
Cash paid for income taxes
Non-cash financing activities:
Preferred and common stock issued in settlement of debt				432,750
Conversion of convertible debentures to common stock	244,000	25,000		350,000
Conversion of convertible debentures to common stock			225,000
Common stock and warrants issued as debt discount	150,327
Deemed dividend from Series B Preferred Stock				985,000
Cancellation of shares upon issuance of convertible notes		(200,000)	(200,000)
Cancellation of warrants
Non-cash financing activities:
Common stock issued		68,000	68,000
Accrued interest
Non-cash financing activities:
Common stock issued	153,715	8,550	8,550
Deferred financing fees
Non-cash financing activities:
Common stock issued	117,589
Trade payables
Non-cash financing activities:
Common stock issued	244,800
Patent
Non-cash financing activities:
Common stock issued				18,750,000
Contingent note assumed for patent purchased, net of discount				$ 777,272

ORGANIZATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ORGANIZATION
1.  ORGANIZATION

American Scientific Resources, Incorporated, a Nevada corporation (“ASRI”, together with its wholly-owned subsidiary, Kidz-Med, Inc., the “Company”), develops, manufactures, assembles, markets and distributes medical products sourced from around the globe.  The Company distributes a leading line of medical and medicine delivery devices for children and sensitive adults, including a clinical non-contact thermometer (the VeraTemp Non-Contact Thermometer) and a needle and lancet destruction device (the Disintegrator Plus®).  Products are distributed primarily through leading retail drug and grocery chains, worldwide medical suppliers, the Company’s website and other on-line sites.  The Company’s common stock is currently quoted on the OTCQB under the symbol “ASFX”.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock, reducing the total amount of common stock issued and outstanding to 11,729,789 shares on that date.  The Company has retroactively adjusted common share and per common share amounts for the effect of the reverse split.  Unaudited, pro forma weighted average shares outstanding and net loss per share have been included on the face of the Company’s statements of operations reflecting the post-split effect of the reverse stock split.  Common share and per common share information in these financial statements has generally been presented on a split adjusted basis.

1.  ORGANIZATION

American Scientific Resources, Incorporated, a Nevada corporation (“ASRI”, together with its wholly-owned subsidiary, Kidz-Med, Inc., the “Company”), develops, manufactures, assembles, markets and distributes medical products sourced from around the globe.  The Company distributes a leading line of medical and medicine delivery devices for children and sensitive adults including a clinical non-contact thermometer (the Vera Temp Non-Contact Thermometer) and a needle and lancet destruction device (the Disintegrator Plus®).  Products are distributed primarily through leading retail drug and grocery chains, worldwide medical suppliers, the Company’s website and other on-line sites.  The Company’s common stock is listed on the OTCQB, and trades under the ticker symbol ASFXD.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock shares, reducing the total amount of common stock issued and outstanding to 11,729,789 shares on that date.  Unaudited, pro forma weighted average shares outstanding and net loss per share have been included on the face of the Company’s consolidated statements of operations reflecting the post-split effect of the reverse stock split.  All other share information in these financial statements has been presented on a pre-split basis except where indicated.

GOING CONCERN	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
GOING CONCERN
2.  GOING CONCERN

These financial statements have been prepared assuming that the Company will continue as a going concern.  As of and for the six months ended June 30, 2011, the Company had current liabilities that exceeded current assets by  $7,437,987, has incurred a net loss of  $6,142,744, and used  $925,392 of cash in operating activities.  As reported in the December 31, 2010 audited financial statements, the Company had current liabilities that exceeded current assets by  $5,149,524 as of December 31, 2010, and had reported a net loss of  $7,040,767 and used  $896,346 of cash in operating activities for the year ended December 31, 2010.  In addition, the Company remains in default with regard to payment of certain of its obligations.  At June 30, 2011, the amount of principal outstanding on notes payable for which the Company was in default amounted to  $2,040,377.  Subsequent to June 30, 2011, additional notes payable entered into events of default raising the aggregate indebtedness in default to  $2,275,377 as of the date of these financial statements.  These conditions raise operating and liquidity concerns and substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.  The Company’s continued existence is dependent upon its ability to successfully execute its business plan, secure additional sources of liquidity and obtain accommodating credit terms from vendors, note holders and other creditors.  Should the Company be unable to renegotiate the terms and conditions on its debt obligations or is otherwise unable to pay its accounts payable when due, the Company may incur materially higher interest and other expenses, and the debt holders could foreclose on their collateral and commence legal action against the Company to recover amounts due which ultimately could require the disposition of some or all of the Company’s assets.  Any such action may require the Company to curtail or cease operations.

Operations have been funded primarily by issuances of debt secured by trade receivables and inventory, convertible debt, issuances of the Company’s securities and revenue generated from sales of the Company’s products.  Current and future operations are expected to be funded from sales of the Company’s products and new investments.  To the extent that any excess cash is generated from operations, it has been, and will continue to be, used for the payment of debt and other trade obligations.  Management believes that, based on the anticipated level of sales, and continued support through reasonable and accommodating credit terms from vendors, debt holders and other creditors, the Company can continue operating in the short-term.  Over the last three years, the Company used proceeds from debt financings and sales of shares of its common stock to develop and distribute the Company’s VeraTemp Non-Contact Thermometer and the Disintegrator Plus®.  Proceeds from any future sales of the Company’s securities are also expected to be used primarily for product development, distribution and operating expenses.  During the second quarter of 2011, the Company secured  $785,000 of new financings secured by trade receivables and inventory, and  $50,000 from sales of its common stock.  The Company may continue to offer its securities as payment for services and other obligations.

2.  GOING CONCERN

These financial statements have been prepared assuming that the Company will continue as a going concern.  As of and for the year ended December 31, 2010, the Company had current liabilities that exceeded current assets by  $5,149,524, has incurred a net loss of  $7,040,767, and used  $896,346 of cash in operating activities.  In addition, the Company is in default with regard to payment of certain of its obligations.  At December 31, 2010, the amount of principal outstanding on notes payable for which the Company was in default amounted to  $1,492,887.  Further, the Company is subject to litigation which could adversely impact its operations.  These conditions raise operating and liquidity concerns and substantial doubt about the Company's ability to continue as a going concern.  The financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.  The Company’s continued existence is dependent upon its ability to successfully execute its business plan, secure additional sources of liquidity and obtain accommodating credit terms from vendors, note holders and other creditors.  Should the Company be unable to renegotiate the terms and conditions on its debt obligations or is otherwise unable to pay its accounts payable when due, the Company may incur materially higher interest and other expenses, and the debt holders could foreclose on their collateral and commence legal action against the Company to recover amounts due which ultimately could require the disposition of some or all of the Company’s assets.  Any such action may require the Company to curtail or cease operations.

Operations have been funded primarily by issuances of convertible debt, issuances of the Company’s securities and revenue generated from sales of the Company’s products.  Current and future operations are expected to be funded from sales of the Company’s products and new investment.  To the extent that any excess cash is generated from operations, it has been, and will continue to be, used for the payment of debt and other trade obligations.  Management believes that, based on the anticipated level of sales, and continued support through reasonable and accommodating credit terms from vendors, debt holders and other creditors, the Company can continue operating in the short-term.  Over the last three years, the Company used proceeds from the sales of convertible notes, short-term loans and sales of shares of its common stock to develop the Company’s Vera Temp Non-Contact Thermometer and the Disintegrator Plus®.  Proceeds from any future sales of the Company’s securities are also expected to be used primarily for product development and operating expenses.  In July 2010, the Company secured credit facilities to finance purchases of product and to factor accounts receivable.  The Company may continue to offer its securities for payment of services and other obligations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Interim reporting and basis of presentation.  While the information presented in the accompanying interim condensed consolidated financial statements is unaudited, these financial statements include all adjustments, which are, in the opinion of management, necessary to present fairly the financial position, results of operations and cash flows for the interim periods presented in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).  All adjustments in these interim financial statements are of a normal, recurring nature.  Interim financial statements and the notes thereto do not contain all of the disclosures normally found in year-end audited financial statements, and these Notes to Interim Condensed Consolidated Financial Statements are abbreviated and contain only certain disclosures related to the six month period ended June 30, 2011.  It is suggested that these interim financial statements be read in conjunction with the Company’s year-end audited December 31, 2010, financial statements.  Operating results for the six months ended June 30, 2011, are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

Principles of consolidation.  Effective January 1, 2011, the Company closed the accounts of Kidz-Med, Inc. and made the subsidiary inactive.  The parent company, ASRI, will continue to develop products using the Kidz-Med brand name.  The accompanying consolidated financial statements include the accounts of ASRI, and as of and for the six months ended June 30, 2010, its wholly-owned subsidiary, Kidz-Med, Inc.  All significant inter-company transactions have been eliminated.

Use of estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Revenue recognition. The Company sells or consigns its products on a wholesale basis to retailers and medical suppliers, and on a retail basis, direct to customers usually via the internet.  The Company recognizes revenues in accordance with the guidance in the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104.  Accordingly, revenue is recognized when persuasive evidence of a sales arrangement exists, when the selling price is fixed or determinable, when shipment or delivery occurs, ownership has transferred, and when collection is probable.  For wholesale sales, the Company generally negotiates an agreement that covers quantities, delivery, title transfer, pricing, warranties, returns and other terms, which dictate revenue recognition.  Revenue from internet sales is recognized upon shipment of the product to the customer.  All sales are made at a quoted, fixed price determined prior to completion of the sale.

The Company provides a one year limited warranty on most of its retail product sales.  Specific warranty and right of return arrangements are negotiated with wholesalers.  Revenues in the consolidated statement of operations are shown net of any discounts and actual returns of product.  In the Company’s experience, returns for malfunctioning product resulting in warranty claims generally have been insignificant, and as such, no provision for warranty claims is provided in these consolidated financial statements.  Returns of merchantable product are reversed from revenue and returned to inventory for re-sale upon the Company’s receipt of the product.  During the six months ended June 30, 2011, as a result of the court ordered recall for re-packaging (see Note 11 – Commitments and Contingencies – Litigation), the Company reversed  $84,208 from revenue.

The Company records shipping and handling charges billed to customers as revenue and the related expense in cost of goods sold, in accordance with its revenue recognition policy.

For the six months ended June 30, 2011 and 2010, a majority of the Company’s revenues were generated from sales of thermometers.  It is impracticable to provide additional product sales information.

During the first six months of 2010,  $88,205 of revenue from sales of a previous period whose collection was in doubt was recognized upon the collection of cash.

Inventory and Cost of Goods Sold.  The Company’s inventories consist of finished goods, packaged and unpackaged product, packing supplies and spare parts.  Inventories are stated at lower of cost or market using the first-in first-out method.  Freight for components, labor and warehouse overhead expenses related to assembly and packaging are allocated to the cost of products.  Initial packaging costs are added to the cost of the product.   Excess and unused packaging and re-packaging costs are expensed.  The Company has a variety of spare parts, a portion of which are deemed to have no value for accounting purposes as management has determined that it is doubtful that any amounts will be realized from the ultimate disposition of these spare parts.

Patent. On December 31, 2010, the Company recorded an impairment charge to write-down the carrying value of the Disintegrator® patent to  $639,138, representing the present value of expected future cash flows over the remaining life of the patent.  The Company continues to estimate that market demand for the patent will exceed the patent life expiring in May 2022, and therefore beginning January 1, 2011, started amortizing the adjusted value of the patent on a straight-line basis over the remaining patent life.  Should the Company’s estimate of market demand change, the Company will adjust its patent amortization schedule accordingly.  The Company records amortization expense as a component of operating, sales and administrative expenses.

Earnings (Loss) per share. Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding during the periods.  Diluted net income (loss) per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.  After consideration of the 200-to-1 reverse common stock split (see Note 12 – Equity), potentially dilutive common shares at June 30, 2011, aggregate 14,047,960 shares, consisting of: 4,637,818 shares issuable upon the exercise of outstanding warrants; 273,867 shares available upon conversion of the 2007 subscription agreement debentures; up to 139,013 shares issuable should all of the 2007 convertible debt noteholders elect to convert accrued interest to common shares; up to 5,385,000 shares available upon conversion of Granite’s first, second and third quarter 2010 convertible debentures; 835,288 shares issuable upon conversion of the notes to Lanktree; 16,667 shares issuable to Lender 3 upon conversion; 166,667 shares issuable to Lender 4 upon conversion; and up to 2,367,033 shares committed as part of obligations to employees and service providers upon reaching certain targets.  The above figures exclude shares issuable under the Company’s stock option and incentive stock plans.

Fair value measurements. The FASB’s Accounting Standards Codification defines fair value as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 – Quoted prices for identical instruments in active markets.
Level 2 – Quoted prices for similar instruments in active or inactive markets and valuations derived from models where all significant inputs are observable in active markets.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable in any market.

Given the conditions surrounding the trading of the Company’s equity securities, the Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines.  For the six month period ended June 30, 2011, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these condensed consolidated financial statements.

	Balance at			Balance at
	December 31,	New	Change in	June 30,
	2010	Issuances	Fair Values	2011
Level 3 -
Derivative liabilities from:
Conversion features	$569,572	$-	$1,031,180	$1,600,752
Warrants	153,750	1,084	(88,237)	66,597
Anti-dilution provisions
triggered by issuances of
common stock equivalents	269,824	854,560	979	1,125,363
Derivative instruments	993,146	855,644	943,922	2,792,712
Contracts to be settled with
common shares in excess of
share capital authorized	125,377	-	(125,377)	-
	$1,118,523	$855,644	$818,545	$2,792,712

Recent accounting pronouncements.  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-04, which updated the guidance in ASC Topic 820, Fair Value Measurement. The amendments in this ASU generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. The amendments in this ASU are to be applied prospectively. For public entities, the amendments are effective for interim and annual periods beginning after December 15, 2011, and early application is not permitted. ASU 2011-04 is not expected to have a material impact on the Company’s financial position or results of operations.

Management does not believe that there would have been a material effect on the accompanying financial statements had any other recently issued, but not yet effective, accounting standards been adopted in the current period.

3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation.  The accompanying consolidated financial statements include the accounts of American Scientific Resources, Incorporated, and its wholly-owned subsidiary, Kidz-Med, Inc.  All significant inter-company transactions have been eliminated.

Effective January 1, 2011, the Company closed the accounts of Kidz-Med, Inc. and made the subsidiary inactive.  The parent company, ASRI, will continue to develop products using the Kidz-Med brand name.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Revenue recognition. The Company sells or consigns its products on a wholesale basis to retailers and medical suppliers, and on a retail basis, direct to customers usually via the internet.  The Company recognizes revenues in accordance with the guidance in the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 104.  Accordingly, revenue is recognized when persuasive evidence of a sales arrangement exists, when the selling price is fixed or determinable, when shipment or delivery occurs, ownership has transferred, and when collection is probable.  For wholesale sales, the Company generally negotiates an agreement that covers quantities, delivery, title transfer, pricing, warranties, returns and other terms, which dictate revenue recognition.  Revenue from internet sales is recognized upon shipment of the product to the customer.  All sales are made at a quoted, fixed price determined prior to completion of the sale.

Revenue from product placed with customers on consignment is recognized when the customer has confirmed sale of the product to third parties and collection is probable.  In August 2009, a significant consignment arrangement was terminated, and since then, no products have been distributed on consignment.  During the year ended December 31, 2010,  $223,862 of revenue from consigned sales related to a prior period where collection was then in doubt, was recognized upon the collection of cash.

The Company provides a one year limited warranty on most of its retail product sales.  Specific warranty and right of return arrangements are negotiated with wholesalers.  Revenues in the consolidated statement of operations are shown net of any discounts and actual returns of product.  In the Company’s experience, returns for malfunctioning product resulting in warranty claims generally have been insignificant, and as such, no provision for warranty claims is provided in these consolidated financial statements.  Returns of merchantable product are reversed from revenue and returned to inventory for re-sale upon the Company’s receipt of the product.

The Company records shipping and handling charges billed to customers as revenue and the related expense in cost of goods sold.

For the years ended December 31, 2010 and 2009, a majority of the Company’s revenues were generated from sales of the Vera Temp thermometer, the Disintegrator Plus® and the now discontinued Thermofocus thermometer.  It is impracticable to provide additional product sales information.

Cash and cash equivalents.  The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase to be cash equivalents.

Accounts receivable.  Accounts receivable are stated at net realizable value and net of accounts receivable sold subject to charge-back.  Management provides for uncollectible amounts through a charge to earnings and a credit to an allowance for doubtful accounts based on its assessment of the current status of individual accounts and historical collection information.  Balances that are deemed uncollectible after management has used reasonable collection efforts are written off through a charge to the allowance and a credit to accounts receivable.

Inventory and Cost of Goods Sold.  The Company’s inventories consist of finished goods on-hand and consigned to others, packaged and unpackaged product, packing supplies and spare parts.  Inventories are stated at lower of cost or market using the first-in first-out method.  Freight for components, labor and warehouse overhead expenses related to assembly and packaging are allocated to the cost of products.  Initial packaging costs are added to the cost of the product.   Excess and unused packaging and re-packaging costs are expensed.  To date, no depreciation on equipment used to assemble and package products has been allocated to inventory or cost of goods sold since such allocable depreciation has been deemed insignificant.  The Company has a variety of spare parts, a portion of which are deemed to have no value for accounting purposes as management has determined that it is doubtful that any amounts will be realized from the ultimate disposition of these spares parts.

Commissions related to a specific sale are included in cost of goods sold.  Advertising and promotional materials are expensed as operating, sales and administrative expenses.

The Company reviews finished inventory on-hand, work in progress and consigned to others, and provides for missing, obsolete and damaged product periodically based on the results of the review.  The Company periodically adjusts the carrying value of its inventory to estimated net realizable value should that amount be less than the Company’s carrying value.  Inventory reserves are established to adjust inventory for product believed to be lost or damaged, or unaccounted for after distribution on consignment, when known.  It is possible that a portion of amounts established for inventory reserves will ultimately be collected in cash from charged-back to vendors, product located, repaired and/or re-packaged, and/or returned to the Company for resale.  At December 31, 2010, the Company had no inventory consigned to others.

Fixed assets. Fixed assets are stated at cost and depreciated using the straight-line method over the asset’s estimated useful life.  Fixed assets, which consist of packaging equipment and computer equipment, have been deemed to have useful lives of approximately 3 to 5 years and are being depreciated over this period.  The Company records depreciation expense as a component of operating, sales and administrative expenses.

Patent. In September 2009, ASRI acquired from Safeguard Medical Technologies, LLC, a patent for the Disintegrator®, a home medical device for the destruction of needles and lancets.  The patent for the Disintegrator® is being amortized on a straight-line basis over the remaining life of the patent, a period of 151 months from acquisition to expiration.  The Company records amortization expense as a component of operating, sales and administrative expenses.

Research and development costs.  Expenditures for research and development of the Company’s products, consisting primarily of design, engineering, consulting and testing costs, are expensed as operating expenses as incurred.  For the years ended December 31, 2010 and 2009, such expenses amounted to  $271,207 and  $27,730, respectively.

Income taxes.  The Company provides for income taxes in accordance with the Financial Accounting Standards Board’s (“FASB”) Accounting Standards Codification (“ASC”) No. 740, Income Taxes (“ASC 740”) using an asset and liability based approach.  Deferred income tax assets and liabilities are recorded to reflect the tax consequences on future years of temporary differences of revenue and expense items for financial statement and income tax purposes.  ASC 740 requires the Company to recognize income tax benefits for loss carry forwards.  The tax benefits recognized must be reduced by a valuation allowance if it is more likely than not that loss carry forwards will expire before the Company is able to realize their benefit, or that future deductibility is uncertain.  For financial statement purposes, the deferred tax asset for loss carry forwards has been fully offset by a valuation allowance since it is uncertain whether any future benefit will be realized.

ASC 740 also provides guidance on recognition, classification and disclosure concerning uncertain tax benefits and tax liabilities.  The evaluation of a tax position requires recognition of a tax benefit or liability if it is ‘more-likely-than-not’ that it will be sustained upon examination.  For tax positions meeting the ‘more-likely-than-not’ threshold, the amount recognized in the financial statements is the largest benefit or liability that has a greater than 50% likelihood of being realized upon ultimate settlement with the relevant tax authority.

Stock based compensation. The Company has exchanged its common stock for services rendered by employees, directors, consultants and others.  The Company accounts for stock and stock options issued to employees and non-employees for services and other compensation under the provisions of ASC No. 718, Compensation – Stock Compensation and ASC No. 505-50, Equity-Based Payments to Non-Employees, which establish standards for the accounting for transactions in which an entity exchanges its equity instruments for goods and services at fair value.  These standards also address transactions in which an entity incurs liabilities in exchange for goods and services that are based on the fair value of the entity’s equity instruments or that may be settled by the issuance of those equity instruments.  For employees, stock awarded is valued based on the closing bid price on the date of grant.   For non-employees, stock issued for services is valued at either the invoiced or contracted value of services provided, or to be provided, or the fair value of the stock at the due date per the service agreement, or stock issuance date, whichever is more readily determinable.  Warrants or options issued for services provided, or to be provided, are valued at fair value at the date the agreement to award is reached.  The Company has two plans for the issuance of shares to employees and non-employees; the 2007 Stock Option Plan and the 2011 Incentive Stock Plan that became effective in January 2011.  Shares awarded during the years ended 2010 and 2009 have consisted of new shares.

Earnings (Loss) per share. Basic net income (loss) per common share is computed using the weighted average number of common shares outstanding during the periods.  Diluted net income (loss) per share is computed using the weighted average number of common and dilutive common equivalent shares outstanding during the period.  Potentially dilutive common shares at December 31, 2010 aggregate up to 1,239,939,699 shares, consisting of 112,222,959 shares issuable upon the exercise of outstanding warrants; 60,439,560 shares available upon conversion of the 2007 subscription agreement debentures; up to 17,600,890 shares issuable should all of the 2007 convertible debt noteholders elect to convert accrued interest to common shares; up to 396,969,697 shares available upon conversion of the first, second and third quarter 2010 convertible debentures; 178,800,000 shares issuable upon conversion of the notes to Lanktree; and up to 473,906,593 shares committed as part of obligations to employees and service providers upon reaching certain targets.  The above figures exclude shares issuable under the Company’s stock option and incentive stock plans.

Concentration of credit risk. Financial instruments, which potentially subject the Company to concentration of credit risk, consist principally of cash and trade accounts receivable. The Company places its cash with high credit financial institutions.  The Company extends credit to its customers, all on an unsecured basis, after performing certain credit analysis.  The Company continually performs credit evaluations of its customers and maintains an allowance for doubtful accounts for potential credit losses.

For the year ended December 31, 2010, sales to our two largest customers amounted 26% and 18% of our net product sales revenue.  No other customer accounted for more than 10% of our revenue during 2010.  Sales through various internet sites accounted for 14% of our 2010 net revenue.  For the year ended December 31, 2009, sales to two customers amounted to 49% and 16% of our net product sales revenue.

Loss of a major manufacturer of the Company’s products, or a manufacturer of components used in the Company’s products, may significantly impact future results of operations.  For the year ended December 31, 2010, the Company sourced products from various manufacturers, the largest of which was the Chinese manufacturer of the Company’s Vera Temp thermometer.

Recent accounting pronouncements.  Management does not believe that any recently issued, but yet effective, accounting standards if currently adopted would have a material effect on accompanying condensed consolidated financial statements.

Fair value of financial instruments. The carrying values of accounts receivable, inventory, accounts payable and accrued expenses approximate their fair values due to their short term maturities.  The carrying values of certain of the Company’s notes payable approximate their fair values based upon a comparison of the interest rate and terms of such debt given the level of risk to the rates and terms of similar debt currently available to the Company in the marketplace.  The carrying values of derivative liabilities have been determined using recognized models that are deemed to reasonably estimate fair values.  It is not practical to estimate the fair value of certain notes payable, the convertible debt and the liability for contingent compensation from acquisition.  In order to do so, it would be necessary to obtain an independent valuation of these unique instruments.  The cost of that valuation would not be justified in light of the circumstances.

Fair value measurements. The FASB’s Accounting Standards Codification defines fair value as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants and requires that assets and liabilities carried at fair value are classified and disclosed in the following three categories:

Level 1 – Quoted prices for identical instruments in active markets.
Level 2 – Quoted prices for similar instruments in active or inactive markets and valuations derived from models where all significant inputs are observable in active markets.
Level 3 – Valuations derived from valuation techniques in which one or more significant inputs are unobservable in any market.

Given the conditions surrounding the trading of the Company’s equity securities, the Company values its derivative instruments related to embedded conversion features and warrants from the issuance of convertible debentures in accordance with the Level 3 guidelines.  For the year ended December 31, 2010, the following table reconciles the beginning and ending balances for financial instruments that are recognized at fair value in these consolidated financial statements.

			Re-
	Balance at		classifications		Balance at
	December 31,	New	from Equity to	Change in	December 31,
	2009	Issuances	Liabilities	Fair Values	2010
Level 3 -
Derivative liabilites from:
Conversion features	$-	$1,493,738	$-	$(924,166)	$569,572
Warrants	24,124	470,018	-	(340,392)	153,750
Anti-dilution provisions triggered by issuances of common stock equivalents	-	482,866	-	(213,042)	269,824
Derivative instruments	24,124	2,446,622	-	(1,477,600)	993,146
Contracts to be settled with common shares in excess of share capital authorized	-	-	356,806	(231,429)	125,377
	$24,124	$2,446,622	$356,806	$(1,709,029)	$1,118,523

Derivative instruments. Derivative instruments consist of certain common stock warrants, conversion features arising from issuance of convertible notes, and common shares committed to be issued in excess of the Company’s total authorization for common shares.  The derivative instruments are recorded in the balance sheets at fair value as liabilities.  Changes in fair value are recognized in earnings in the period of change. Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first.

RESTATEMENTS	6 Months Ended
Jun. 30, 2011
RESTATEMENTS
4.  RESTATEMENTS

On March 4, 2011, the Company granted an investor the right to convert  $70,735 of principal and accrued interest related to the 2007 subscription agreement debentures at 0.60 per share of common stock.  On March 31, 2011, the Company granted two additional investors the right to convert  $42,383 of principal and accrued interest also related to the 2007 subscription agreement debentures for  $0.15 per share of common stock  The conversion price was previously  $2.912 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from  $0.66 per share to  $0.60 per share and then to  $0.15 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from  $0.66 per share to  $0.60 per share then to  $0.15 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,614,114 warrants.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On March 4 and March 31, 2011, the Company determined the aggregate fair values of the warrants to be  $667,144.  In its consolidated financial statements as of and for the three months ended March 31, 2011, the Company determined that it had not recorded the effect of the anti-dilution provisions related to the March 4 and March 31 conversions.  Further, as a result of the Company granting these conversions (which were not accounted for by the Company in its March 31, 2011 financial statements), changes in the Company’s common stock price and other derivative valuation factors, the calculation of the fair value of the related derivative instruments changed from a gain of  $817,308 to a loss of  $107, 545 as of March 31, 2011.  The valuation of the warrants at issuance and the change in the valuation of the derivative liabilities through quarter-end resulted in an increase of  $1,591,997 to the Company’s carrying value for derivative instruments as of March 31, 2011 to  $1,894,004.

In addition, the Company erroneously calculated the value of the charges for the reduction of the conversion price related to March 4 and March 31, 2011 conversions to equity.  The Company initially recorded the charges at  $791,099.  The Company should have recorded a charge of  $183,952 based on the fair value of the incremental shares granted as a result of the reduced conversion prices.

A summary of the Company’s interim condensed consolidated balance sheet and statement of operations as originally reported and as restated is as follows:

	As of, and for the Three Months ended,
	March 31, 2011
	As	As Originally
	Restated	Reported	Change

Current Assets	$379,480	$379,480	$-
Total Assets	1,021,005	1,021,005	-

Derivative instruments	1,894,004	302,007	1,591,997
Current Liabilities	6,489,305	4,897,308	1,591,997
Total Liabilities	7,623,101	6,031,104	1,591,997

Additional paid-in capital	22,602,123	23,209,270	(607,147)
Accumulated deficit	(29,205,438)	(28,220,588)	(984,850)
Total shareholders' deficit	(6,602,096)	(5,010,099)	(1,591,997)

Product sales, net	101,247	101,247	-
Net loss from operations	(562,491)	(562,491)	-

Interest expense	(683,564)	(1,290,711)	607,147
Change in fair value of derivative instruments	(107,545)	817,308	(924,853)
Charge resulting from triggered anti-dilution provisions within financial instruments	(667,144)	-	(667,144)

Net loss applicable to common shareholders	(2,133,047)	(1,148,197)	(984,850)
Basic and diluted net loss per common share	(0.19)	(0.10)	(0.09)

ACCOUNTS RECEIVABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
ACCOUNTS RECEIVABLE
5.  ACCOUNTS RECEIVABLE

In July 2010, the Company entered into a  $1.0 million accounts receivable factoring facility with a purchaser to sell its qualified accounts receivable in exchange for advance of funds equivalent to 80% of the value of receivables.  The facility may be terminated by either party at any time and there are no obligations to sell or purchase any quantities of the Company’s accounts receivable by any party.  While the facility calls for the sale, assignment, transfer and conveyance of all rights, title and interests in the selected accounts receivable, the purchaser may put and charge-back any receivable not paid to the purchaser within 60 days of purchase or for which there is a dispute.  As collateral for the repayment of advances for receivables sold, the purchaser has a priority security interest in substantially all present and future assets and rights of the Company including accounts receivable, inventory, property, equipment and intangible assets.  The purchaser has required that the Company notify all customers that all payments must be made to a lock-box controlled by the purchaser.  The purchaser provides a rebate ranging from 14.60% to 19.10% of the value of the gross receivables sold based upon the timing of collection of the receivable.  The purchaser is also entitled to charge various fees, expenses and interest.

For the six months ended June 30, 2011, the Company had sold  $50,492 of its accounts receivable and received advances of  $40,393.  For the six months ended June 30, 2011, the Company had received rebates of  $22,451 for prompt payment of receivables sold and had been charged fees, expenses and interest aggregating  $2,998 by the purchaser.  As of June 30, 2011 and December 31, 2010,  $0 and  $45,939, respectively, of accounts receivable had not been paid and were subject to charge-back by the purchaser.  A summary of accounts receivable as of June 30, 2011 and December 31, 2010, is as follows:

	June 30,	December 31,
	2011	2010

Accounts receivable, gross	$56,725	$128,715
Accounts sold with recourse	-	(45,939)
Accounts not sold	56,725	82,776
Allowance for doubtful accounts	(5,000)	(1,276)
	$51,725	$81,500

The provision for bad debts was  $3,724 for the six months ended June 30, 2011.  During the six months ended June 30, 2010, the Company adjusted its  allowance for doubtful accounts by  $26,724 as such reserves were no longer deemed necessary.

4.  ACCOUNTS RECEIVABLE

In July 2010, the Company entered into a  $1.0 million accounts receivable factoring facility with a purchaser to sell its qualified accounts receivable in exchange for advance of funds equivalent to 80% of the value of receivables.  The facility may be terminated by either party at any time, and there are no obligations to sell or purchase any quantities of the Company’s accounts receivable by any party.  While the facility calls for the sale, assignment, transfer and conveyance of all rights, title and interests in the selected accounts receivable, the purchaser may put and charge-back any receivable not paid to the purchaser within 60 days of purchase or for which there is a dispute.  As collateral for the repayment of advances for receivables sold, the purchaser has a priority security interest in substantially all present and future assets and rights of the Company including accounts receivable, inventory, property, equipment and intangible assets.  The purchaser has required that the Company notify all customers that all payments must be made to a lock-box controlled by the purchaser.  The purchaser provides a rebate ranging from 14.60% to 19.10% of the value of the gross receivables sold based upon the timing of collection of the receivable.  The purchaser is also entitled to charge various fees, expenses and interest.

For the period ended December 31, 2010, the Company had sold  $71,200 of its accounts receivable and received advances of  $56,960.  For the period ended December 31, 2010, the Company had received rebates of  $2,480 for prompt payment of receivables sold and been charged fees, expenses and interest aggregating  $669 by the purchaser. As of December 31, 2010,  $45,939 of accounts receivables had not been paid and was subject to charge-back by the purchaser.  A summary of accounts receivable as of December 31, 2010 and 2009 is as follows:

	2010	2009

Accounts receivable, gross	$128,715	$90,187
Accounts sold with recourse	(45,939)	-
Accounts not sold	82,776	90,187
Allowance for doubtful accounts	(1,276)	(28,224)
	$81,500	$61,963

The allowance for doubtful accounts was  $1,276 and  $28,224 as of December 31, 2010 and 2009, respectively.  A summary of changes in this reserve account are as follows:

	Balance,	Additions			Balance,
	Beginning of	Charged to	Charged to		End of
	Year	Cost or Expense	Other Accounts	Deductions	Year
Accounts Receivable -
Allowance for doubtful accounts
2009	$28,224	$-	$-	$-	$28,224
2010	28,224	-	(224)	(26,724)	1,276

INVENTORY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
INVENTORY
6.  INVENTORY

As of June 30, 2011 and December 31, 2010, the Company’s inventory consisted of VeraTemp thermometers, Disintegrator Plus® and other finished products including components, assemblies and packaging materials related thereto as follows:

	June 30,	December 31,
	2011	2010

Finished goods	$82,727	$105,091
Work in progress	185,601	95,919
	$268,328	$201,010

5.  INVENTORY

During 2010, the Company established assembly and packaging operations at it Cleveland, Ohio warehouse.  As of December 31, 2010 and 2009, the Company’s inventory consisted of Vera Temp thermometers, Thermofocus thermometers, Disintegrator Plus® and other finished products including components, assemblies and packaging materials related thereto as follows:

	2010	2009

Finished goods	$105,091	$687,147
Work in progress	95,919	-
Reserve for consigned product	-	(166,808)
	$201,010	$520,339

During the second quarter of 2010, the Company began phasing out distribution of the Thermofocus thermometer due in part to falling customer demand and high product costs, and began accepting orders for the new Vera Temp Non-Contact thermometer.  At various points during 2010, the Company determined that the estimated market value of the then remaining thermometer units on-hand had permanently fallen below their carrying cost.  Therefore, during 2010 the Company recorded lower of cost or market adjustments aggregating  $256,948 to reduce the thermometer inventory carrying value to estimated net realizable value.  The estimated net realizable value was determined from recent selling prices of the product.

The Company ceased distributing product on a consignment basis in 2009 and entered into a final settlement agreement with a consignment customer in 2010.  As of December 31, 2010 and 2009, inventory reserves for previously consigned product were  $0 and  $166,808, respectively.  During 2010 and 2009, the Company reversed  $166,808 and  $163,990, respectively, of its reserve against inventory as this product was either sold and collected, or deemed by management to be permanently lost, damaged or not recoverable.  A summary of changes to the inventory reserve account is as follows:

	Balance,	Additions			Balance,
	Beginning of	Charged to	Charged to		End of
	Year	Cost or Expense	Other Accounts	Deductions	Year
Inventory -
Reserve for inventory lost or damaged
2009	$272,025	$58,773	$-	$(163,990)	$166,808
2010	166,808	-	-	(166,808)	-

FIXED ASSETS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
FIXED ASSETS
7.  FIXED ASSETS, NET

Fixed assets, net of accumulated depreciation, consist of the following at June 30, 2011 and December 31, 2010:

	June 30,	December 31,
	2011	2010

Equipment and computers	$36,971	$20,931
Less accumulated depreciation	(6,031)	(3,275)
	$30,939	$17,656

Depreciation expense was  $2,757 and  $1,065 during the six months ended June 30, 2011 and 2010, respectively.

6.  FIXED ASSETS

Fixed assets, net of accumulated depreciation, consisted of the following at December 31, 2010 and 2009:

	2010	2009

Equipment and computers	$20,931	$69,414
Less accumulated depreciation	(3,275)	(64,897)
	$17,656	$4,517

Depreciation expense was  $3,275 and  $0 during the year ended December 31, 2010 and 2009, respectively.  During 2010,  $64,897 of fixed assets that were fully depreciated and no longer in service were reversed against their related accumulated depreciation accounts.

PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION
8.  PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION

On September 10, 2009, ASRI purchased a patent for a needle destruction device known as the Disintegrator® (including trademarks for the Disintegrator®, Disintegrator Plus® and Disintegrator Pro®) and other assets from Safeguard Medical Technologies, LLC (“Safeguard” or the “Seller”), in exchange for 250,000,000 shares of the Company’s common stock (1,250,000 shares after consideration of the 200-to-1 reverse stock split) and assumption of a contingent note payable up to  $1,200,000.  Accordingly, the Company recorded the patent at  $2,652,272 equivalent to the trading value of common stock at the closing bid price on September 10, 2009, in the amount of  $1,875,000 and the discounted amount of a  $1,200,000 assumed contingent note payable in the amount of  $777,272.  On December 31, 2010, the Company recorded a patent impairment charge of  $1,749,664 to write-down the carrying value of the patent to  $639,138, representing the present value of expected future cash flows over the remaining life of the patent.  For the six months ended June 30, 2011 and 2010, amortization expense amounted to  $27,991 and  $105,388, respectively.  As of June 30, 2011, the carrying value of the patent was  $611,147.

The assumed  $1.2 million, non-interest bearing, contingent note is payable to a party related to the Seller in two installments upon reaching certain targets.  The first installment of  $600,000 is payable upon the Company reaching  $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller within two (now three) years of September 10, 2009.  The second installment of  $600,000 is payable upon the Company reaching an additional  $4,000,000 of combined new capital and revenue within two years of the due date of the first installment.  At the Company’s option, the first and second installments may each be paid over 12 months after achievement of the respective combined capital and revenue targets.  As it is probable that the Company will reach the combined capital and revenue targets within four (now five) years, the  $1.2 million note obligation has been recognized at a discount.  Subsequent changes to the Company’s estimate of the amount due on this contingent note payable will be recorded in the Company’s financial statements when known.  During the six months ended June 30, 2011 and 2010, the Company recognized  $40,727 and  $72,104 of interest expense related to amortization of this contingent note payable, respectively, raising the balance of the contingent note payable to  $1,006,271 as of June 30, 2011.

Simultaneous with the patent acquisition, the Company agreed to hire an executive and majority owner of the Seller to assist with operations, sales and marketing, and entered into a ten year employment agreement with the executive (See Note 11 – Commitments and Contingencies), and retain the Seller for production, engineering and quality control services.  In consideration for entering into the employment agreement and other agreements with the Seller, the Company agreed to issue up to 250,000,000 warrants (1,250,000 warrants after consideration of the 200-to-1 reverse stock split) and pay up to  $200,000 as a cash bonus, both contingent upon future sales of the Disintegrator® and certain other products, to the executive and majority owner of the Seller.  Management determined that the contingent warrants and contingent bonus payable qualified for treatment as contingent compensation for accounting purposes.  Subsequent changes to the Company’s estimate of the total amount of compensation due will be recorded in the Company’s financial statements when known.

As it is probable that the Company will reach  $7.0 million in sales over the next three (now four) years, the Company currently anticipates the issuance of 100,000,000 warrants (500,000 warrants after consideration of the 200-to-1 reverse stock split), which were determined to have a fair value of  $759,925 as of September 10, 2009.  In accordance with ASC No. 718-10, Compensation – Stock Compensation, the Company is recording monthly compensation expense for the fair value of the warrants payable.   For the six months ended June 30, 2011 and 2010, the Company recorded  $80,478 and  $126,654, respectively, as compensation expense with an offset to additional paid in capital.  Since inception, total charges to compensation expense for this contingent compensation have amounted to  $411,187.  The Company will adjust the total amount of recorded compensation expense as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the level of the achievable sales.

As it is probable that the Company will reach  $7.0 million in sales over three (now four) years, the Seller is entitled to a  $100,000 cash bonus, which was deemed to have a present value of  $64,066 on September 10, 2009.  The Company is accruing monthly compensation expense for the anticipated full amount of the bonus payable on a straight-line basis over the three (now four) year period that the services are to be performed.  During the six months ended June 30, 2011 and 2010, the Company recognized  $10,590 and  $16,667, respectively, as compensation expense related to this liability for contingent compensation, raising the balance to  $54,109 as of June 30, 2011.

On March 9, 2011, the Company’s Board of Directors agreed to extend the deadlines for meeting the measurement dates for determining the triggers for the  $1.2 million contingent note to Safeguard and the warrants and cash bonus payable to the executive, for one year.  The first installment on the  $1.2 million contingent note of  $600,000 is now payable upon the Company reaching  $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller on or before September 10, 2012.  The measurement date for issuance of up to 250,000,000 warrants (1,250,000 warrants after consideration of the 200-to-1 reverse stock split) and payment of up to  $200,000 as a cash bonus to the executive and majority owner of Safeguard, both contingent upon future sales of the Disintegrator® and certain other products, has now been extended to four years, or September 10, 2013.  These extensions are currently not expected to affect the total amount of the Company’s accrual for such note and compensation obligations.  Effective January 1, 2011, the Company extended the period over which the contingent note and compensation obligations are being amortized.

7.  PATENT, CONTINGENT NOTE PAYABLE AND CONTINGENT COMPENSATION

On September 10, 2009, ASRI purchased a patent for a needle destruction device known as the Disintegrator® (including trademarks for the Disintegrator®, Disintegrator Plus® and Disintegrator Pro®) and other assets from Safeguard Medical Technologies, LLC (“Safeguard” or the “Seller”) in exchange for 250,000,000 shares of the Company’s common stock and assumption of a contingent note payable up to  $1,200,000.  The Company evaluated the acquisition to determine whether the purchase of the patent, trademarks and other assets constituted the acquisition of a business in accordance with ASC 805, Business Combinations and the definition of a business per rules promulgated by the SEC.  After application of the various criteria, management determined that this acquisition was in substance the purchase of an asset.  While the Company acquired certain spare part inventory on hand, rights to distribution, intellectual property (including the patent and trademarks) and other assets, management determined that only the patent for the Disintegrator® had value.  Accordingly, the Company recorded the patent at  $2,652,272 equivalent to the trading value of the 250,000,000 shares of common stock at the closing bid price on September 10, 2009 in the amount of  $1,875,000 and the discounted amount of a  $1,200,000 assumed contingent note payable in the amount of  $777,272.

At December 31, 2010, the Company determined that, due to capital constraints and other factors, cash flows from the Disintegrator® would not be realized and therefore the value of the patent was impaired.  On December 31, 2010, the Company recorded a patent impairment charge of  $1,749,664 to write-down the carrying value of the patent to  $639,138 representing the present value of expected future cash flows over the remaining life of the patent.  The Company continues to estimate that market demand for the Disintegrator® patent will exceed the patent life expiring in May 2022, and therefore will amortize the adjusted value of the patent over the remaining patent life.  Should the Company’s estimate of market demand change, the Company will adjust its patent amortization schedule accordingly. For the years ended December 31, 2010 and 2009, amortization expense amounted to  $210,776 and  $52,694, respectively.

The assumed  $1.2 million, non-interest bearing, contingent note is payable to a party related to the Seller in two installments upon reaching certain targets.  The first installment of  $600,000 is payable upon the Company reaching  $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller within two years of September 10, 2009.  As discussed below, on March 9, 2011, the measurement date was extended by one year.  The second installment of  $600,000 is payable upon the Company reaching an additional  $4,000,000 of combined new capital and revenue within two years of the due date of the first installment.  At the Company’s option, the first and second installments may each be paid over 12 months after achievement of the respective combined capital and revenue targets.  As management believes it is probable that the Company will reach the combined capital and revenue targets within four years, the  $1.2 million note obligation has been recognized at a discount.  The first installment of the note was discounted at 16% from the end of a two year period and the second installment was discounted at 16% from the end of a four year period, resulting in a present value of  $777,272.  Subsequent changes to the Company’s estimate of the amount due on this contingent note payable will be recorded in the Company’s consolidated financial statements.  During the years ended December 31, 2010 and 2009, the Company recognized  $144,207 and  $44,064, respectively, of interest expense related to amortization of the discount for the contingent note payable.  At December 31, 2010, the net balance of the contingent note payable was  $965,543.

Simultaneous with the patent acquisition, the Company agreed to hire an executive who was the majority owner of the Seller to assist with operations, sales and marketing, and entered into a ten year employment agreement with the executive (See Note 12  Commitments and Contingencies), and retain the Seller for production, engineering and quality control services.  In consideration for entering into the employment agreement and other agreements with the Seller, the Company agreed to issue up to 250,000,000 warrants and pay up to  $200,000 as a cash bonus, both contingent upon future sales of the Disintegrator® and certain other products over three years, to the executive and majority owner of the Seller.  (As discussed below, on March 9, 2011, the measurement date was extended by one year.)  Management determined that the contingent warrants and contingent bonus payable qualified for treatment as contingent compensation for accounting purposes.  The Company determined that the aggregate fair value of the contingent warrants and contingent bonus was  $823,991 at the acquisition date.  The fair value of the contingent compensation was obtained by determining the likelihood that the contingency would be realized within the applicable time period and applying the Black-Scholes pricing model to the warrants and a discount to present value for the bonus.  Subsequent changes to the Company’s estimate of the total amount of compensation due will be recorded in the Company’s consolidated financial statements.

The Company agreed to issue Safeguard 50,000,000 warrants to purchase an equivalent number of shares of common stock immediately upon the collection of  $2.0 million in revenue from sales of the Disintegrator Plus® and certain other products.  The exercise price is equal to the closing bid price of the common shares on August 11, 2009, or  $.002 per share.  Further, the Company agreed to issue the Seller up to 200,000,000 additional warrants, in 50,000,000 tranches, immediately upon collection of an additional  $5.0 million,  $10.0 million,  $15.0 million and  $20.0 million in revenue from sales of the Disintegrator Plus® and certain other products introduced by the executive and majority owner of the Seller with an exercise price equal to the lesser of the closing bid price on the day prior to achieving the revenue target or the exercise price of the immediately preceding tranche.  Further, after three (now four) years, the Company agreed to pay a one-time cash bonus to the executive and majority owner of the Seller of up to  $200,000 based on revenue generated from sales of the Disintegrator Plus® and certain other products.  The target levels for achievement of the cash bonus are as follows:  $50,000 for  $2.0 million of sales,  $100,000 for  $5.0 million of sales,  $150,000 for  $10.0 million of sales, and  $200,000 for  $20.0 million of sales.  The warrant revenue targets for each tranche must be met, and the bonus is payable, within three years (now four years) of September 10, 2009.

The Company has determined that it is probable the Company will reach  $7.0 million in sales over the three (now four) year period from September 10, 2009 through September 10, 2012 (now September 10, 2013).  Therefore, the Company currently anticipates the issuance of 100,000,000 warrants, which were determined to have a fair value of  $759,925 as of September 10, 2009.  In accordance with ASC No. 718-10, Compensation – Stock Compensation, the Company is recording monthly compensation expense for the fair value of the warrants payable over the initial three year period.  For the years ended December 31, 2010 and 2009, the Company recorded  $253,308 and  $77,400 as compensation expense with an offset to additional paid in capital, respectively.  From inception through December 31, 2010, total charges to compensation expense for this contingent compensation have amounted to  $330,708.  As of December 31, 2010, the Company has not reached the first target level of  $2.0 million of additional sales.  The Company will adjust the total amount of warrant compensation as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the estimate of the level of achievable sales.

The Company has determined that it is probable that the Company will reach  $7.0 million in sales over three (now four) year period from September 10, 2009 through September 10, 2012 (now September 10, 2013).  Therefore, the Seller is expected to be entitled to a  $100,000 cash bonus, which was deemed to have a fair value of  $64,066 on September 10, 2009.  The Company is accruing monthly compensation expense for the anticipated full amount of the bonus payable on a straight-line basis over the initial three year period that the services are to be performed.  During years ended December 31, 2010 and 2009, the Company recognized  $33,333 and  $10,186, respectively, as compensation expense related to this liability for contingent compensation.  As of December 31, 2010, the total amount recorded as a liability for contingent compensation is  $43,519.  As of December 31, 2010, the Company has not reached the first target level of  $2.0 million of additional sales.  The Company will adjust the total amount of bonus compensation payable as recorded in the consolidated financial statements upon the occurrence of an event which would indicate a change to the estimate of the level of achievable sales.

On March 9, 2011, the Company’s Board of Directors agreed to extend the deadlines for meeting the measurement dates for determining the triggers for the  $1.2 million contingent note and the warrants and cash bonus payable to an executive for one year.  The first installment on the  $1.2 million contingent note of  $600,000 is now payable upon the Company reaching  $6,000,000 in combined new capital and revenue from sales of the Disintegrator Plus® and certain other products introduced by the Seller on or before September 10, 2012.  The measurement date for issuance of up to 250,000,000 warrants and payment of up to  $200,000 as a cash bonus to the executive and majority owner of the Seller, both contingent upon future sales of the Disintegrator® and certain other products, has now been extended to four years, or September 10, 2013.  These extensions are currently not expected to affect the total amount of the Company’s accrual for such note and compensation obligations.

NOTES PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
NOTES PAYABLE
9.  NOTES PAYABLE

Promissory notes payable

Lanktree – Note 1. On September 28, 2007, the Company issued a promissory note to Lanktree Consulting Corporation (“Lanktree”) in the aggregate principal amount of  $267,500 (“Note 1”) and received cash proceeds in the sum of  $250,000.  All principal and interest accruing under Note 1 was due March 28, 2008.  The Company did not meet its obligations under this note and as a result entered into an event of default.  For failure to pay principal or interest on the due date or to perform on the conditions contained in Note 1, Lanktree, at its option, had the option to declare the entire unpaid balance of principal and interest immediately due and payable.  As a result of the event of default, interest was accruing at the rate of 6.0% per month on the unpaid obligation and was payable in cash and shares of our common stock.  The Company disputed Lanktree’s calculation of principal and interest, primarily with regard to the compounding of interest and the monthly addition to principal for unpaid interest.

In July 2010, the Company and Lanktree settled on the principal and amount of cash interest due on Note 1 at  $580,000 and a commitment for the issuance of common shares.  Further, the settlement specifies that interest on the new principal amount shall cease to accrue for a period of 180 days from July 13, 2010.  As part of the settlement, the parties agreed that at any time after 180 days, the holder of the note now had the right, but not the obligation, to convert any portion of the  $580,000 principal, and accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of  $0.004 per share ( $0.80 per common share after consideration of the 200-to-1 reverse stock split).  On September 22, 2010, the parties amended the agreement to allow for conversion of the  $580,000 of principal and any accrued interest at any time.  In September 2010, Lanktree converted  $100,000 of the  $580,000 obligation into 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse split).  In October 2010, Lanktree converted another  $100,000 of principal related to the original  $580,000 obligation into 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse split) leaving a balance due of  $380,000 as of December 31, 2010.

Effective January 1, 2011, the Company entered into an agreement to extend the due date on the  $380,000 balance outstanding on Note 1 to June 30, 2011, and pay interest monthly at 12% per annum.   On March 2, 2011, in consideration for the extension, the Company issued 22,000,000 shares of its common stock (110,000 shares after consideration of the 200-to-1 reverse stock split) valued at  $88,000 on the date of issuance.  The value of these shares was charged to interest expense.

In May 2011, Lanktree transferred  $50,000 of principal but none of the accrued interest on this obligation to a third party who converted the principal into 500,000 shares of common stock at an exchange rate of  $0.10 per share.  Prior to the transfer and conversion, Lanktree had the right to convert at  $0.80 per share.  Therefore, on the conversion date, the Company recognized a charge to interest expense in the amount of  $74,375. As of June 30, 2011, the principal outstanding on Note 1 is  $330,000.  The Company has not met its amended due dates for the payment of principal and interest, and therefore Note 1 remains in default.

Granite Financial Group – Short-term notes.  In October and November 2010, the Company entered into two short-term, promissory notes in the aggregate amount of  $160,000 and received proceeds of  $152,000. The promissory notes bear interest at 12% per annum, and at 16% per annum in the event of default.  The full amount of principal and interest on the promissory notes was initially due on January 12, 2011.  As additional consideration for entering into the note agreements, the Company issued 32,000,000 shares of its common stock (160,000 shares after consideration of the 200-to-1 reverse stock split) valued at  $260,000, based on the closing price for the Company’s common stock on the date of the agreement.  Based on the relative fair values of the notes and common shares, the Company recorded debt discounts aggregating  $98,963 on the dates of issuance.  For the period ended December 31, 2010, the Company amortized  $84,578 of the debt discounts to interest expense leaving unamortized debt discounts of  $14,385 at December 31, 2010.  During January 2011, the Company amortized the remaining  $14,385 to interest expense.  One promissory note in the amount of  $100,000 is secured by the pledge of 98,500,000 shares of common stock (492,500 shares after consideration of the 200-to-1 reverse stock split) owned by an executive of the Company and the personal guarantee of the executive.  On February 1, 2011, the maturity date of the notes was extended to April 12, 2011.  In connection with the extension of maturity date of the notes, the Company issued to Granite Financial Group (“Granite”) another 32,000,000 shares of common stock (160,000 shares after consideration of the 200-to-1 reverse stock split) on February 2, 2011.  These shares were valued at  $147,200 on the date of issuance.

In May 2011, the Company agreed to extend the due date on these loans from April to June 17, 2011, in exchange for the issuance of 92,857 warrants to purchase common stock at an exercise price of  $0.0001 per share over a seven year exercise period.  These warrants were valued at  $37,143 on the date of issuance and were charged to interest expense with an offset to additional paid in capital.  In June 2011, the due date on these two notes was extended again to July 17, 2011, in consideration for the issuance of 232,143 warrants to purchase common stock at an exercise price of  $0.0001 per share over a seven year exercise period.  These warrants were valued at  $64,977 on the date of issuance and were charged to interest expense with an offset to additional paid in capital.  As of the date of these financial statements, principal and interest on these notes has not been paid and therefore the Company is currently in default with regard to these obligations.

Lender 2. On October 22, 2007, the Company issued a promissory note to a lender (“Lender 2”) in the aggregate principal amount of  $262,500 (“Note 2”) and received cash proceeds from Lender 2 in the sum of  $250,000.  A current member of our Board of Directors is indirectly related to Lender 2.  Effective December 31, 2009, the Company entered into a release agreement whereby Lender 2 released the Company from all principal and interest obligations under Note 2 in exchange for the Company’s commitment to file a registration statement with the SEC and to compensate Lender 2 should Lender 2 be unable to sell up to 88,000,000 million of its shares (440,000 shares after consideration of the 200-to-1 reverse stock split)  above an average price of  $0.01 per share ( $2.00 per share after consideration of the 200-to-1 reverse stock split) over an eleven week period after the registration statement becomes effective.  The maximum amount due by the Company under the release agreement is  $350,000.  On January 14, 2011, the Company’s registration statement with the SEC became effective.  As of the date of these financial statements, none of the shares subject to the release agreement had been sold, and as of June 30, 2011, the  $350,000 carried as an other current liability remains outstanding.  In accordance with the release agreement, the Company began accruing interest on the  $350,000 balance due at 10% per annum beginning April 1, 2011.

Second Quarter 2011 Inventory loans. During May and June 2011, the Company entered into ten note agreements with various lenders in the aggregate principal amount of  $785,000.  These notes are secured by 70,000 units of the Company’s VeraTemp thermometers and accounts receivable related to these units.  These notes mature six months from the date of issuance, collection of the accounts receivable or upon a new financing event in excess of  $200,000, whichever occurs first.  The notes bear interest at 8% per annum payable at maturity.  In conjunction with the issuance of these notes, the Company issued an aggregate of 494,643 warrants to lenders and 301,786 warrants as commissions to others for arranging these financings.  The value of these warrants was determined using the Black-Scholes pricing model on their respective dates of issuance as  $169,784 to the lenders and as  $112,589 as commissions.  The aggregate value of the commissions was capitalized as a prepaid expense at the time of issuance to be amortized over the lives of the loans.  For the period ended June 30, 2011, the Company amortized  $26,896 of commissions and such amount is included in other expenses in the accompanying Statement of Operations.  Based on the relative fair value of the notes’ principal and warrants issued to the lenders, the Company recorded aggregate discounts on these notes in the amount of  $135,857 with offsets to additional paid in capital.  During the periods from issuance to June 30, 2011, the Company amortized an aggregate of  $25,206 of the discounts to interest expense leaving  $110,651 as the aggregate value of the discounts at June 30, 2011.  The carrying value of these notes amounted to  $674,349 as of June 30, 2011.

Tecnimed. In October 2007 and April 2008, the Company issued two promissory notes to Tecnimed, Srl (“Tecnimed” or the “Vendor”) in the aggregate principal amount of  $608,800.  These notes accrued interest at 10% per annum and are secured by the remaining portion of the Company’s inventory received from the Vendor.  During 2010, the Company wrote-off the remaining value of this inventory.  In conjunction with the issuance of the first of these notes, effective October 30, 2007, we issued 375,000 of our common stock valued at  $0.26 per share, the trading price at the end of that day.  All principal and interest was due during 2008.

On March 6, 2009, the Company entered into a Settlement Agreement with the Vendor (the “Settlement Agreement”), whereby the parties agreed to termination of the existing distribution agreement as amended, payment terms with regard to sold and unsold product, new terms with regard to sales and distribution of existing product, mutual releases of claims against one another, and modification to certain indemnity provisions (see Note 11 – Commitment and Contingencies regarding litigation between a competitor, Tecnimed and the Company), among other provisions.  As part of the Settlement Agreement, the Company agreed not to make any cash distributions to shareholders, officers, directors and employees (apart from ordinary salary), and pay the Vendor 30% of any capital raised (excluding any financing for working capital), until the obligation to the Vendor has been fully satisfied.  Further, the Company agreed to an even split of cash received from customers until the debt is paid in full.  In addition, the Vendor agreed to waive all penalties, fees and interest above 6% compounded annually, with respect to the notes, and forbear collection proceedings for 18 months from the date of the Settlement Agreement provided the Company remained in compliance with the obligations within the Settlement Agreement.  The Vendor also has a lien on product titled to the Company at an independent warehouse location and requires specific authorization prior to release of such product to the Company.  As of June 30, 2011 and December 31, 2010, the Company deemed principal in the amount of  $163,947 plus accrued interest of  $83,991 to be in default.

As discussed in Note 11 – Commitment and Contingencies, on September 21, 2010, the Vendor filed a complaint against the Company and its Kids-Med subsidiary, alleging breach of non-compete agreement and that the Company infringed on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of  $209,802 of principal and  $88,867 of interest then outstanding under the notes due Tecnimed.

Short-term advance.  On November 5, 2005, the Company received  $300,000 from a shareholder and former service provider (“Service Provider 1”) as a short term cash advance.  No agreement was entered into regarding the payment of principal and interest.  As of June 30, 2011, the principal due on this loan amounted to  $289,500, and is deemed by the Company to be in default.

Purchase order financing facility. In July 2010, the Company entered into a revolving facility for borrowing up to  $3.0 million to fund the purchase of inventory products upon receipt of confirmed purchase orders from customers.  As of June 30, 2011, no amounts had been advanced under this facility.

A summary of principal due on promissory notes payable as of June 30, 2011 and December 31, 2010 is as follows:

	June 30,	December 31,
	2011	2010

Granite Financial, in default	$160,000	$160,000
Less unamortized discounts	-	(14,385)
Second quarter 2011 Inventory loans	785,000	-
Less unamortized discounts	(110,651)	-
Tecnimed, in default	163,947	163,947
Service Provider 1, in default	289,500	289,500
	$1,287,796	$599,062

Related party advances and notes

On July 30, 2007, the Company received cash and issued a promissory note to a relative of our chief executive officer in the principal amount of  $125,000.  Interest accrued on this note at a rate of 24% per annum and was to be paid monthly.  All principal and accrued interest was due on or before October 30, 2007.  The Company has not made the required principal and interest payments and has been negotiating with the holder to amend the payment terms of the note, which would include a waiver of default for the required payments that have not been made.  In the event of default, the note calls for interest at 36% per annum.  The loan was collateralized by 5,300 units of the Company’s thermometer product held for resale.  As of June 30, 2011 and December 31, 2010, the outstanding balance was 99,250.  The Company has recorded accrued interest payable amounting to  $104,866 at June 30, 2011, at the rate of 24% per annum as the Company believes it will not be obligated to pay the default rate of interest.  Had the Company accrued interest at the default rate, accrued interest payable at June 30, 2011, would have been  $145,664 and additional interest expense in the amount of  $5,906 would have been recognized for the six months ended June 30, 2011 and 2010.

During the years ended December 31, 2008 and 2007, two of the Company’s board members, and ASR Realty Group, LLC (“ASR”), an entity affiliated with a former board member, advanced funds to the Company for working capital on a non-interest bearing basis.  The principal balance due to the board members was  $60,180 at June 30, 2011 and December 31, 2010.  One of these advances in the amount of  $27,000 due to ASR is documented by a note and secured by accounts receivable, inventory and other assets of the Company, and should the balance not be paid on demand, interest shall accrue at 15% per annum.  As of June 30, 2011, the Company had accrued interest in the amount of  $10,796 with regard to this note.

As of June 30, 2011, the Company deems principal due to related parties in the amount of  $159,430 to be in default.  See Note 13 – Related Party Transactions for additional information on related party advances.

Convertible promissory notes

A summary of principal due, unamortized discount and carrying values of convertible promissory notes as of June 30, 2011 and December 31, 2010, is as follows:

	June 30, 2011			December 31, 2010
	Principal Due	Unamortized	Carrying	Principal Due	Unamortized	Carrying
	at Maturity	Discount	Value	at Maturity	Discount	Value

Current:
2007 issuance, in default	$797,500	$-	$797,500	$880,000	$-	$880,000
First quarter 2010 issuance	288,500	105,383	183,117	-	-	-
Second quarter 2010 issuance	150,000	65,051	84,949	-	-	-
Lender 1 – Note 1	330,000	-	330,000	380,000	-	380,000
Lender 1 – Installment notes	300,000	-	300,000	300,000	-	300,000
Lender 1 – Short-term notes	69,000	-	69,000	44,000	-	44,000
Lender 3 – Short-term note	10,000	-	10,000	-	-	-
Lender 4 – Short-term note	50,000	1,278	48,722	-	-	-
Current convertible notes	1,995,000	171,712	1,823,288	1,604,000	-	1,604,000
First quarter 2010 issuance	-	-	-	400,000	240,625	159,375
Second quarter 2010 issuance	-	-	-	150,000	102,551	47,449
Third quarter 2010 issuance	100,000	54,795	45,205	100,000	79,452	20,548
Long-term convertible notes	100,000	54,795	45,205	650,000	422,628	227,372
	$2,095,000	$226,507	$1,868,493	$2,254,000	$422,628	$1,831,372

2007 subscription agreement debentures. During 2007, the Company entered into subscription agreements with various investors for the sale of 18.1 units issuing  $905,000 convertible promissory notes, 905,000 common shares and 1,810,000 warrants to purchase an equivalent number of common shares in exchange for proceeds of  $905,000.  The warrants are exercisable at  $1.00 per share (adjusted to  $200 per share after the 200-to-1 reverse stock split) over a five year period from issuance.  These convertible promissory notes matured one year from the date of issuance.  The Company is in default with regard to this obligation.

Each convertible promissory note issued in the subscription agreements had a term of one year and was not repaid.  Due to the default and reset of the conversion price to 80% of the fair value of the Company’s common stock five days prior to the default, the Company tested each convertible promissory note for an incremental beneficial conversion feature.  The Company’s Board of Directors has determined that the default date for each convertible promissory note was April 30, 2008.  The calculation of the conversion rate to common shares on such date was  $0.0146 of principal outstanding to one share of common stock (now  $2.912 per share after the 200-to-1 reverse stock split).  Based on the default provisions, as of June 30, 2011, noteholders may convert their principal balance into 273,867 common shares (shares after consideration of the 200-to-1 reverse stock split).  Further, as of June 30, 2011, noteholders may convert accrued interest into 139,013 common shares (shares after consideration of the 200-to-1 reverse stock split).  Unless the Company declares a stock dividend, or there is some other re-capitalization of the Company, such as a stock split or reverse stock split, the conversion price established at the default date will not change.

During the quarter ended March 31, 2011, holders of 1.65 units with principal of  $82,500 and accrued interest of  $30,618 converted into 400,445 common shares (shares after the 200-to-1 reverse stock split) at a weighted average conversion rate of  $0.2825.  Due to differences between the default date conversion rate of  $0.0146 of principal outstanding to one share of common stock (now  $2.912 per share after the 200-to-1 reverse stock split) and the actual conversion rated granted to these noteholders of  $0.2825, the Company incurred a charge for the conversion price adjustment to induce the conversion to equity in the amount of  $183,952.  As of June 30, 2011 and December 31, 2010, the Company had  $797,500 and  $880,000 of principal outstanding on these convertible promissory notes, respectively.

The convertible promissory notes accrue interest at 10% per annum, and all principal and interest was due on the first anniversary of their issuance date.  These notes were convertible into shares of our common stock at the option of each holder at (1)  $0.25 per share, or (2) a 20% discount to the price per share issued in a financing transaction of at least  $2,000,000, or (3) in the event of default, the conversion price would be adjusted to equal 80% of the Company’s average closing stock price during the five trading days prior to default.  Due to default, interest began to accrue at 15% per annum beginning one year from the date of issuance. During the six months ended June 30, 2011, interest expense accrued related to these convertible promissory notes was  $61,735.  At June 30, 2011, total accrued interest expense amounted to  $404,806.

The subscription agreements for these debentures contain a registration rights penalty whereby, commencing upon six months from an initial unit sale and, for each monthly period thereafter that the common stock and the common stock underlying the warrants are not registered, the Company will issue 4,167 warrants per unit as a penalty to the subscription holder.  The Company failed to file a registration statement and consequently, beginning August 2007, the Company began valuing 4,167 warrants per outstanding unit as a penalty.  The penalty warrants have been determined to be a derivative instrument.  For the period ended June 30, 2011, the fair value of the penalty warrants and the fair value of the previously issuable warrants have been determined by using the Black-Scholes pricing model.  See Note 10 – Derivative Instruments for changes in the fair value of these derivatives. The aggregate value of the new penalty warrants issued for the six months ended June 30, 2011 amounted to  $1,084.  Changes in fair value for the previously issued warrant derivative liabilities amounted to an adjustment of  $7,024 for the six months ended June 30, 2011, resulting in these warrant derivative liabilities to be carried at their fair values of  $4,871 at June 30, 2011.

A current member of the Company’s Board of Directors directly owns convertible promissory notes which provide for conversion into 250 common shares and 500 warrants to purchase common shares.  Parties directly and indirectly related to this director own convertible promissory notes convertible into 1,500 common shares and 3,000 warrants to purchase common shares (share and warrant amounts after the 200-to-1 reverse stock split).

First quarter 2010 convertible debentures. On February 16, 2010 and March 23, 2010, the Company entered into agreements with Granite to issue convertible debentures in the aggregate amount of  $400,000 and warrants to purchase 20,000,000 shares of common stock (100,000 shares after the 200-to-1 reverse stock split) in exchange for the return of 33,333,333 common shares (166,667 shares after the reverse split) and cash proceeds of  $200,000, less a selling commission of  $16,000.  The debentures mature two years from the date of issuance and were initially convertible at any time within that period at a conversion price equal to the lesser of  $0.0066 per share ( $1.32 per share after the 200-to-1 reverse stock split) or 90% of the volume weighted average price of the Company’s common stock for the ten days immediately prior to conversion, but such conversion price would not be below  $0.003 per share ( $0.60 per share after the 200-to-1 reverse stock split).  The warrants were initially exercisable over three years from the date of issuance at  $0.01 per share ( $2.00 per share after the 200-to-1 reverse stock split).  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures and warrants, effectively amending the floor price to  $0.0015 per share ( $0.30 per share after the 200-to-1 reverse stock split) and extending the exercise period of the warrants to seven years from May 13, 2010.

Due to the triggering of anti-dilution provisions in the agreements, the conversion price of the debt and the exercise price of the warrants has adjusted to  $0.80 per share ,  $0.67 per share,  $0.60 per share,  $0.15  per share and  $0.10 per share on September 16, 2010, November 16, 2010, March 4, 2011, March 31, 2011 and May 4, 2011, respectively.  (The adjusted per share prices described above reflect the 200-to-1 reverse stock split.)

During the first quarter ended March 31, 2011, the investor converted  $87,500 of principal into 132,576 shares of our common stock (shares after the 200-to-1 reverse stock split) at an exchange price of  $0.66 per share (per share amount after the 200-to-1 reverse stock split).  During the second quarter ended June 30, 2011, the investor converted  $21,000 and  $3,000 of principal into 140,000 and 30,000 common shares at conversion prices per share of  $0.15 and  $0.10, respectively.  As of June 30, 2011, the principal outstanding on the first quarter 2010 convertible debentures was  $288,500.

These convertible debentures initially accrued interest at 8% per annum, payable annually on or before December 31, beginning on the first such date after the issue date.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures amending the interest rate to 10% if paid in cash, or 12% if paid in equivalent shares of common stock, at the Company’s option, and extended the maturity date to May 13, 2012.  For the periods ended June 30, 2011 and 2010, the Company accrued interest expense at 12% and 10% in the amounts of  $18,869 and  $13,667, respectively, related to these convertible debentures.  For 2011, the Company has assumed interest will be paid with new issuances of common stock.  In March 2011, the Company issued 65,057 shares of common stock (share amount after the 200-to-1 reverse stock split) valued at  $57,250 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010 at 12% per annum.

At each 2010 commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of  $940,593, which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $228,392.  The remainder of  $712,201 was charged to interest expense upon issuance during the first quarter of 2010.  The discount is being amortized over the two year term of the debenture.

At each issuance in 2010, the Company determined the relative fair value of the warrants to be  $171,608 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability.  The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $311,488 and recorded  $139,880 as additional interest expense on the issuance dates.

For the six months ended June 30, 2011 and 2010, amortization of the conversion feature and warrant discounts related to the first quarter 2010 convertible debentures, including adjustments for the conversion of note principal to common stock, amounted to  $135,242 and  $34,588, respectively.  See Note 10 – Derivative Instruments, for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Second quarter 2010 convertible debentures. On May 13, 2010, the Company entered into agreements with two investors to issue convertible debentures in the aggregate amount of  $150,000 and warrants to purchase 7,500,000 shares of common stock (37,500 shares after the 200-to-1 reverse stock split) for cash proceeds of  $150,000 less a selling commission of  $12,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price equal to the lesser of  $0.0066 per share ( $1.32 per share after the 200-to-1 reverse stock split) or 90% of the volume weighted average price of the Company’s common stock for ten days immediately prior to conversion.  The conversion price was adjusted to  $0.66 per common share ( after the 200-to-1 reverse stock split), but such conversion price shall not be below  $0.30 ( after the 200-to-1 reverse stock split).  The warrants are exercisable over seven years.

These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended June 30, 2011, the Company accrued interest expense at 12% in the amount of  $9,000 related to these convertible debentures.  As described above, the Company issued shares in March 2011 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of  $281,251 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense in the second quarter of 2010.  After consideration of the relative fair value of the warrants of  $57,691, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $92,309.  The remainder of  $138,462 was charged to interest expense during 2010.  The discount is being amortized over the two year term of the debenture.

As of May 13, 2010, the Company determined the relative fair value of the warrants to be  $57,691 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $93,746 and recorded  $86,535 as additional interest expense on the issuance date.

For the six months ended June 30, 2011 and 2010, amortization of the conversion feature and warrant discounts related to the second quarter 2010 convertible debentures amounted to  $37,500 and  $6,122, respectively. See Note 10 – Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Third quarter 2010 convertible debentures. On July 22, 2010, the Company entered an agreement with an investor to issue convertible debentures in the amount of  $100,000 and warrants to purchase 5,000,000 shares of common stock (25,000 shares after the 200-to-1 reverse stock split) for cash proceeds of  $100,000 less a selling commission of  $8,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period.  The conversion price is currently  $0.66 per common share (per share amount after the 200-to-1 reverse stock split).  The warrants are exercisable over seven years at  $0.66 per share (per share amount after the 200-to-1 reverse stock split).

These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended June 30, 2011, the Company accrued interest expense at 12% in the amount of  $6,000 related to these convertible debentures.  As described above, the Company issued shares in March 2011 as payment for interest accrued on the first, second and third quarter 2010 convertible debentures through December 31, 2010.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative.  The Company recognized an aggregate conversion feature of  $271,894 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense during the third quarter of 2010.  After consideration of the relative fair value of the warrants of  $35,482, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $64,518.  The remainder of  $146,385 was charged to interest expense during 2010.  The discount is being amortized over the two year term of the debenture.

As of July 22, 2010, the Company determined the relative fair value of the warrants to be  $35,482 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $54,996 and recorded  $80,506 as additional interest expense on the issuance date.

For the six months ended June 30, 2011, amortization of the conversion feature and warrant discounts related to the third quarter 2010 convertible debentures amounted to  $24,658.  See Note 10 – Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Dilution adjustments.  On September 16, 2010, the Company granted Lanktree the right to convert the principal balance outstanding on Note 1 in the amount of  $580,000 into shares of common stock at a conversion price of  $0.80 per share (after the 200-to-1 reverse stock split).  As a result of anti-dilution provisions in various other debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to  $0.80 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to  $0.80 per share.  The anti-dilution provisions also triggered the issuance of 228,125 warrants ( after the 200-to-1 reverse stock split) with an exercise price of  $0.80 (after the 200-to-1 reverse stock split).  At issuance, these additional warrants had approximately a six and two-thirds year term to match the remaining term of the originally issued warrants.  On September 16, 2010, the Company determined the aggregate fair values of the additional warrants to be  $410,592.

On November 16, 2010, the Company granted an investor the right to purchase 75,000 shares of common stock (after the 200-to-1 reverse stock split) in exchange for cash proceeds of  $50,000 at  $0.66 per share (after the 200-to-1 reverse stock split).  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to  $0.66 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to  $0.66 per share.  The anti-dilution provisions also triggered the issuance of an additional 78,594 warrants (after the 200-to-1 reverse stock split) with an exercise price of  $0.66 (after the 200-to-1 reverse stock split).  At issuance, these additional warrants had approximately a six and one-half year term to match the remaining term of the originally issued warrants.  On November 16, 2010, the Company determined the aggregate fair values of the warrants to be  $72,274.

On March 4 and March 31, 2011, the Company granted investors the right to exchange  $82,500 of principal and  $30,618 of accrued interest related to the 2007 subscription agreement debentures for 400,445 shares of common stock at a weighted average exchange rate of  $0.282481 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from  $0.66 per share to  $0.60 per share and then to  $0.15 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from  $0.66 per share to  $0.60 per share then to  $0.15 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,614,114 warrants.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On March 4 and March 31, 2011, the Company determined the aggregate fair values of the warrants to be  $667,144.

On May 4, 2011, the Company granted another investor the right to exchange  $50,000 of principal on Note 1 acquired from Lanktree for 500,000 common shares at an exchange rate of  $0.10 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted from  $0.15 to  $0.10 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted from  $0.15 to  $0.10 per share.  The anti-dilution provisions also triggered the issuance of an additional 1,041,667 warrants with an exercise price of  $0.10.  At issuance, these additional warrants had approximately a six year term to maturity to match the remaining term of the originally issued warrants.  On May 4, 2011, the Company determined the aggregate fair values of the warrants to be  $187,416.

See Note 10 – Derivative Instruments for the 2011 changes to the fair values of the derivative liabilities related to the conversion features and the warrants.

Lanktree – Short-term notes.  On June 24, 2010, the Company issued a convertible promissory note in the amount of  $44,000 and received cash proceeds of  $40,000.  This note matured on December 24, 2010, and on February 23, 2011, the due date on this loan was extended to December 24, 2011.  This note initially bore interest at 12% per annum payable monthly.  In conjunction with the extension, the interest rate on the note was reduced to 9% per annum beginning December 24, 2010.  In exchange for the due date extension and reduction of the interest rate, on March 2, 2011, the Company issued 5,000,000 shares of its common stock (25,000 shares after consideration of the 200-to-1 reverse stock split) valued at  $20,000 on the issuance date.

On February 25, 2011, the Company issued a  $25,000 convertible note to Lanktree bearing interest at 12% per annum payable monthly.  The note matured on May 25, 2011, and is convertible into shares of the Company’s common stock at a fixed conversion price of  $0.0033 per share ( $0.66 per share after the 200-to-1 reverse stock split).  As additional consideration for entering into this note, the Company issued 5,000,000 shares of its common stock (25,000 shares after consideration of the 200-to-1 reverse stock split) valued at  $20,000 on the date of issuance.  Based on the relative fair values of the note and common shares, the Company recorded a debt discount of  $11,111 on the date of issuance, which was subsequently amortized to interest expense.  As principal was not paid at maturity and no repayments arrangements have been made with the lender, this loan is currently in default.

Lender 3. On March 22, 2011, the Company entered into a security purchase agreement with a lender and issued a  $10,000 convertible debenture bearing interest at 8% per annum payable annually.  This debenture matures on March 22, 2012.  The debenture is convertible into shares of our common stock at the option of the holder at a conversion rate of  $0.003 per common share (subsequently adjusted to  $0.60 per common share as a result of the 200-to-1 reverse stock split).

Lender 4.    In May 2011, the Company entered into a  $50,000 convertible note with a partnership affiliated with Lanktree.  This note matured on August 4, 2011.  The note bears interest at 12% per annum payable monthly.  In the event of default, the note bears interest at 3% per month in cash and 3% per month in the equivalent of common shares.  The note is convertible at the option of the holder at a conversion price of  $0.30 per share.  In conjunction with the issuance of the note, the Company issued 20,000 common shares to the lender.  Based on the relative fair value of the note principal and common shares, the Company recognized a debt discount in the amount of  $3,358.  For the period from issuance to June 30, 2011, the Company amortized  $2,081 of the discount to interest expense leaving an unamortized discount of  $1,278, at June 30, 2011.  In addition, the Company issued an additional 20,000 common shares to Lanktree for facilitating the loan.  These shares were valued at  $5,000 on the date of issuance and were charged to other expense.  As principal was not paid at maturity and no repayments arrangements have been made with the lender, this loan is currently in default.

8.  NOTES PAYABLE

Promissory notes payable

Lanktree – Note 1. On September 28, 2007, the Company issued a promissory note to Lanktree Consulting Corporation (“Lanktree”) in the aggregate principal amount of  $267,500 (“Note 1”) and received cash proceeds in the sum of  $250,000.  In conjunction with the issuance of Note 1, effective September 28, 2007, we issued 125,000 shares of our common stock to Lanktree valued at  $0.18 per share, the trading price on that day.  We also issued 250,000 warrants to purchase an equivalent number of shares of our common stock.  These warrants were exercisable over a three year period beginning September 28, 2007 at a price of  $0.25 per share.  The warrants expired unexercised.  Interest accrues on Note 1 at a rate of 12.0% per annum.  All principal and interest accruing under Note 1 was due March 28, 2008.  The Company did not meet its obligations under this note and as a result entered into an event of default.  For failure to pay principal or interest on the due date or to perform on the conditions contained in Note 1, Lanktree, at its option, had the option to declare the entire unpaid balance of principal and interest immediately due and payable.  As a result of the event of default, interest was accruing at the rate of 6.0% per month on the unpaid obligation and was payable in cash and shares of our common stock.  The Company disputed Lanktree’s calculation of principal and interest, primarily with regard to the compounding of interest and the monthly addition to principal for unpaid interest.

Lanktree - Installment notes.  On July 13, 2010, the Company entered an agreement with Lanktree whereby the Lanktree agreed to advance  $300,000 to the Company in five consecutive monthly installment of  $60,000 each in exchange for convertible notes with one year maturities bearing interest at 8% per annum, payable monthly.  During the third and fourth quarters of 2010, we entered into five convertible note agreements and received aggregate proceeds of  $300,000.  Each note is convertible at any time after six months from the date of issuance until maturity of the installment note at the option of the holder at a fixed conversion price of  $0.004.  The Company determined the aggregate intrinsic values of the contingent conversion features for each note issuance date to be  $272,250.  The Company deferred recognition of these conversion features until such time that the contingency is resolved.

In July, August and September 2010, the Company received three installments of  $60,000 for an aggregate of  $180,000.  In October 2010, the Company received  $90,000 of cash proceeds on the fourth installment note and on October 14, 2010 issued 5,000,000 shares valued at  $45,000, in consideration for advance payment of  $30,000 on the fifth installment note.  The value of the shares was charged to interest expense.  In November 2010, the Company received cash proceeds of  $30,000 completing the fifth installment note agreement.  During the year ended December 31, 2010, the Company paid interest on the five installment notes in the aggregate amount of  $6,200.

Lanktree – Settlement of amounts due for Note 1. As part of the installment note agreement, the Company and Lanktree settled on the principal and amount of cash interest due on Note 1 at  $580,000.  In addition, the parties agreed that the amount of the Company’s common stock due for additional interest on Note 1 was 63,013,452 shares.    As a result of the settlement of principal and cash interest due of  $580,000 and the common stock obligation of 63,013,452 shares, the Company recorded a settlement expense of  $478,262, consisting of  $348,000 of additional principal due and an increase to accrued interest payable of  $130,262 as of June 30, 2010.  Further, the settlement specifies that interest on the new principal amount shall cease to accrue for a period of 180 days from July 13, 2010.  As part of the settlement, the parties agreed that at any time after 180 days, the holder of the note now had the right, but not the obligation, to convert any portion of the  $580,000 principal, and accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of  $0.004 per share.  On September 22, 2010, the parties amended the agreement to allow for conversion of the  $580,000 of principal and any accrued interest at any time.  In September 2010, Lanktree converted  $100,000 of the  $580,000 obligation into 25,000,000 shares of common stock at a conversion rate of  $0.004 per share.  In October 2010, Lanktree converted another  $100,000 of principal related to the original  $580,000 obligation into 25,000,000 shares of common stock at a conversion rate of  $0.004 per share leaving a balance due of  $380,000 as of December 31, 2010.

The 63,013,452 shares were issuable in five tranches of 12,602,690 shares in conjunction with issuance of each  $60,000 convertible promissory note.  The closing price of our common stock on July 13, 2010 was  $0.0073 per share, resulting in a valuation of the 63,013,452 common shares at  $459,998.  The Company recognized as an obligation to issue these shares and reclassified this amount from accrued interest payable.  During the third and fourth quarters of 2010, the Company issued the five tranches of common shares aggregating 63,013,452 shares to Lanktree thereby eliminating the obligation to issue shares as of November 13, 2010.  A summary of the principal, accrued interest and obligation to issue shares account balances before and after recording the above settlement expense, and as of December 31, 2010, is as follows:

	As of June 30, 2010
	Before		After	As of
	Settlement	Settlement	Settlement	December 31,
	Adjustment	Expense	Adjustment	2010

Principal	$232,000	$348,000	$580,000	$380,000
Accrued interest	329,736	130,262	-	-
Obligation to issue shares	-	-	459,998	-
	$561,736	$478,262	$1,039,998	$380,000

The Company recorded the effect of the beneficial conversion feature related to the  $580,000 balance of Note 1 resulting from the settlement as a non-operating charge to the statement of operations with an offset to additional paid-in capital.  The beneficial conversion feature was determined to be difference between the closing bid price per share of the Company’s common stock on September 16, 2010 and the conversion price of  $0.004 per share, times the number of shares available for conversion in the amount of 145,000,000 shares, but limited to principal obligation, or  $580,000.

Effective January 1, 2011, the Company entered into an agreement to extend the due date on the  $380,000 balance outstanding on Note 1 as of that date to June 30, 2011 and pay interest monthly at 12% per annum.   In consideration for the extension, the Company issued 22,000,000 shares of its common stock valued at  $88,000 on the date of issuance.  See Note 14 – Subsequent Events for additional transactions related to Lanktree.

Lanktree – Short-term note.  On June 24, 2010, the Company issued a convertible promissory note in the amount of  $44,000 and received cash proceeds of  $40,000.  This note matured on December 24, 2010, and on February 23, 2011, the due date on this loan was extended to December 24, 2011. This note initially bore interest at 12% per annum payable monthly.  For the period ended December 31, 2010, the Company paid  $2,640 of interest related to this short-term note.  In the event of default, interest shall accrue at 2% per month in cash and 2% per month in equity on the unpaid obligation.

After six months from the date of issuance, the holder of the note has the right, but not the obligation, to convert any portion of the  $44,000 principal, then accrued interest if any, and any fees which may become the responsibility of the Company, into common stock at a fixed conversion price of  $0.005 per share.  The Company determined the intrinsic value of the conversion feature on the note issuance date to be  $26,400, and recorded this amount as additional interest expense with an offset to additional paid in capital when the conversion feature became effective in December 2010.

In conjunction with the extension of this note, the interest rate on the note was reduced to 9% per annum beginning December 24, 2010.  In exchange for the due date extension and reduction of the interest rate, on March 2, 2011, the Company issued 5,000,000 shares of its common stock valued at  $20,000 on the issuance date.

Commissions due on Installment notes and Short-term note.  The Company agreed to pay fees to a party who assisted with the settlement of the dispute surrounding Note 1 and obtain the  $300,000 installment note and  $44,000 short-term note financings.  The fees amount to a cash payment equal to 7.5% of the each installment note advance received by the Company, shares of our common stock equal to 4.5% of each installment note advance and warrants to purchase common stock equal to 10% of the common shares issued.  For the period ended December 31, 2010, the Company paid  $20,250 in cash, issued 2,465,422 shares of common stock valued at  $13,500, and warrants to purchase 168,151 shares of common stock valued at  $1,358 using the Black Scholes pricing model.  The warrants issued have an exercise price of  $0.01 per share and may be exercised at any time within three years of the date of issuance.  As of December 31, 2010, the Company has accrued the remaining cash piece payable in the amount of  $2,250.

Granite Financial Group – Short-term notes.  In October and November 2010, the Company entered into two short-term, promissory notes in the aggregate amount of  $160,000 and received proceeds of  $152,000. The promissory notes bear interest at 12% per annum, and at 16% per annum in the event of default.  The full amount of principal and interest on the promissory notes was initially due on January 12, 2011.  As additional consideration for entering into the note agreements, the Company issued 32,000,000 shares of its common stock valued at  $260,000, based on the closing price for the Company’s common stock on the date of the agreement.  Based on the relative fair values of the notes and common shares, the Company recorded debt discounts aggregating  $98,963 on the dates of issuance.  For the period ended December 31, 2010, the Company amortized  $84,578 of the debt discounts to interest expense leaving unamortized debt discounts of  $14,385 at December 31, 2010.  One promissory note in the amount of  $100,000 is secured by the pledge of 98,500,000 shares of common stock owned by an executive of the Company and the personal guarantee of the executive.  On February 1, 2011, the maturity date of the notes was extended to April 12, 2011.  In connection with the extension of maturity date of the notes, the Company issued to Granite 32,000,000 shares of common stock on February 2, 2011.  These shares were valued at  $147,200 on the date of issuance.

Lender 2. On October 22, 2007, the Company issued a promissory note to a lender (“Lender 2”) in the aggregate principal amount of  $262,500 (“Note 2”) and received cash proceeds from Lender 2 in the sum of  $250,000.  A current member of our Board of Directors is indirectly related to Lender 2.  Effective December 31, 2009, the Company entered into an agreement whereby Lender 2 released the Company from all principal and interest obligations under the note in exchange for the Company’s commitment to file a registration statement with the SEC and to compensate Lender 2 should Lender 2 be unable to sell up to 88,000,000 million of its shares above an average price of  $0.01 per share over an eleven week period after the registration statement becomes effective.  The maximum amount due by the Company under the release agreement is  $350,000.  On January 26, 2010, the Company filed a registration statement with the SEC.  As a result, on December 31, 2009, the Company recognized a gain from discharge of indebtedness in the amount of  $105,684 consisting of relief of principal of  $227,375 and accrued interest of  $228,309 on the note less  $350,000, and reclassified the remaining principal and accrued interest in the amount of  $350,000 to other current liability.  As of December 31, 2010, the  $350,000 other current liability remains outstanding.  On January 14, 2011, the Company’s registration statement with the SEC became effective.

Tecnimed. In October 2007 and April 2008, the Company issued two promissory notes to Tecnimed, Srl (“Tecnimed” or the “Vendor”) in the aggregate principal amount of  $608,800.  These notes accrued interest at 10% per annum and are secured by a portion of the Company’s inventory received from the Vendor.  In conjunction with the issuance of the first of these notes, effective October 30, 2007, we issued 375,000 of our common stock valued at  $0.26 per share, the trading price at the end of that day.  All principal and interest was due during 2008.

On March 6, 2009, the Company entered into a Settlement Agreement with the Vendor (the “Settlement Agreement”), whereby the parties agreed to termination of the existing distribution agreement as amended, payment terms with regard to sold and unsold product, new terms with regard to sales and distribution of existing product, mutual releases of claims against one another, and modification to certain indemnity provisions (see Note 12 – Commitment and Contingencies regarding litigation between a competitor, Tecnimed and the Company), among other provisions.  As part of the Settlement Agreement, the Company agreed not to make any cash distributions to shareholders, officers, directors and employees (apart from ordinary salary), and pay the Vendor 30% of any capital raised (excluding any financing for working capital), until the obligation to the Vendor has been fully satisfied.  Further, the Company agreed to an even split of cash received from customers until the debt is paid in full.  In addition, the Vendor agreed to waive all penalties, fees and interest above 6% compounded annually, with respect to the notes, and forbear collection proceedings for 18 months from the date of the Settlement Agreement provided the Company remained in compliance with the obligations within the Settlement Agreement.  The Vendor also has a lien on product titled to the Company at an independent warehouse location and requires specific authorization prior to release of such product to the Company.  As of December 31, 2010 and 2009, the Company had  $163,947 and  $283,252 of principal outstanding on the promissory notes, respectively.  On December 31, 2010, the Company deemed principal in the amount of  $163,647 plus accrued interest of  $77,114 to be in default.

As discussed in Note 12 – Commitment and Contingencies, on September 21, 2010, the vendor filed a complaint against the Company and its Kids-Med subsidiary alleging breach of non-compete agreement and that the Company infringed on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of  $209,802 of principal and  $88,867 of interest then outstanding under the notes due Tecnimed.

Short-term advance.  On November 5, 2005, the Company received  $300,000 from a shareholder and former service provider (“Service Provider 1”) as a short term cash advance.  No agreement was entered into regarding the payment of principal and interest.  As of December 31, 2010, the principal due on this loan amounted to  $289,500, and is deemed by the Company to be in default.

Other promissory note payable. As of December 31, 2009, the Company had outstanding principal balance due on an unsecured installment note with a commercial bank (“Commercial Bank”) in the amount of  $23,568.  This note called for monthly payments of  $2,057 with interest on the outstanding balance at prime plus 1.50%.  This note matured on December 14, 2010 and was paid in full.  This installment note was personally guaranteed by our chief executive officer and another member of our Board of Directors.  For the year ended December 31, 2010, the Company recognized and paid interest expense in the amount of  $931 related to this note.

Purchase order financing facility. In July 2010, the Company entered into a revolving facility for borrowing up to  $3.0 million to fund the purchase of inventory products upon receipt of confirmed purchase orders from customers.  As of December 31, 2010, no amounts had been advanced under this facility.

A summary of principal due on promissory notes payable as of December 31, 2010 and 2009 is as follows:

	2010	2009

Lanktree - Note 1 reclassified as convertible note in settlement	$-	$232,000
Granite Financial	160,000	-
Less unamortized discounts	(14,385)	-
Tecnimed, in default	163,947	283,252
Service Provider 1, in default	289,500	289,500
Commercial Bank	-	23,568
	$599,062	$828,320

Related party advances and notes

On July 30, 2007, the Company received cash and issued a promissory note to a relative of our chief executive officer in the principal amount of  $125,000.  Interest accrued on this note at a rate of 24% per annum and was to be paid monthly.  All principal and accrued interest was due on or before October 30, 2007.  The Company has not made the required principal and interest payments and has been negotiating with the holder to amend the payment terms of the note, which would include a waiver of default for the required payments that have not been made.  In the event of default, the note calls for interest at 36% per annum.  The loan was collateralized by 5,300 units of the Company’s Thermofocus thermometer product held for resale.  As of December 31, 2010 and 2009, the outstanding balance is 99,250.  The Company has recorded accrued interest payable amounting to  $93,054 at December 31, 2010, at the rate of 24% per annum as the Company believes it will not be obligated to pay the default rate of interest.  Had the Company accrued interest at the default rate, accrued interest payable at December 31, 2010 would have been  $127,946 and additional interest expense in the amount of  $11,910 would have been recognized for the year ended December 31, 2010.

During the years ended December 31, 2008 and 2007, two of the Company’s board members, and ASR Realty Group, LLC (“ASR”), an entity affiliated with a former board member, advanced funds to the Company for working capital on a non-interest bearing basis.  The principal balance due to the board members was  $60,180 at December 31, 2010 and 2009.  One of these advances in the amount of  $27,000 due to ASR, is documented by a note and secured by accounts receivable, inventory and other assets of the Company, and should the balance not be paid on demand, interest shall accrue at 15% per annum.  As of December 31, 2010, the Company had accrued interest in the amount of  $8,788 with regard to this note.

As of December 31, 2010, the Company deems principal due to related parties in the amount of  $159,430 to be in default.  See Note 13– Related Party Transactions for additional information on related party advances.

Convertible promissory notes

A summary of principal due, unamortized discount and carrying values of convertible promissory notes as of December 31, 2010, and the carrying value as of December 31, 2009, is as follows:

	2010			2009
	Prinipal Due	Unamortized	Carrying	Prinipal
	at Maturity	Discount	Value	Due

Current:
2007 issuance, in default	$880,000	$-	$880,000	$905,000
Lender 1 - Note 1	380,000	-	380,000	-
Lender 1 - Installment notes	300,000	-	300,000	-
Lender 1 - Short-term note	44,000	-	44,000	-
Current convertible notes	1,604,000	-	1,604,000	905,000
First quarter 2010 issuance	400,000	240,625	159,375	-
Second quarter 2010 issuance	150,000	102,551	47,449
Third quarter 2010 issuance	100,000	79,452	20,548	-
Long-term convertible notes	650,000	422,628	227,372	-
	$2,254,000	$422,628	$1,831,372	$905,000

First quarter 2010 convertible debentures. On February 16, 2010 and March 23, 2010, the Company entered into agreements with an investor to issue convertible debentures in the aggregate amount of  $400,000 and warrants to purchase 20,000,000 shares of common stock in exchange for the return of 33,333,333 common shares and cash proceeds of  $200,000, less a selling commission of  $16,000.  The debentures mature two years from the date of issuance and were initially convertible at any time within that period at a conversion price equal to the lesser of  $0.0066 per share or 90% of the volume weighted average price of the Company’s common stock for the ten days immediately prior to conversion, but such conversion price would not be below  $0.003 per share.  The warrants were initially exercisable over three years from the date of issuance at  $0.01 per share.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures and warrants effectively amending the floor price from  $0.003 to  $0.0015 per share and extending the exercise period of the warrants to seven years from May 13, 2010.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to  $0.0033 per common share and the warrants have an exercise price of  $0.0033 per common share as of December 31, 2010.

These convertible debentures initially accrued interest at 8% per annum, payable annually on or before December 31, beginning on the first such date after the issue date.  On May 13, 2010, in conjunction with the issuance of the second quarter 2010 convertible debentures, the Company exchanged the first quarter 2010 convertible debentures amending the interest rate to 10% if paid in cash, or 12% if paid in equivalent shares of common stock, at the Company’s option, and extended the maturity date to May 13, 2012.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of  $33,667 related to these convertible debentures.

The conversion price is adjustable in the event of any stock dividends, stock splits and subsequent equity sales or grants of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holders of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holders may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of dividends or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sales should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11 - Equity – Warrants for common shares.

At each commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion features related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of  $0.0066, the closing price of the Company's common stock on the dates of issuance, 2 years for the expected term, weighted average volatility of 367%, no dividends and weighted average risk free interest rate of 0.97%.  The Company recognized an aggregate conversion feature of  $940,593 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $228,392.  The remainder of  $712,201 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion features amounted to  $91,686.

The Company determined the relative fair value of the warrants to be  $171,608 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was  $67,689.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $311,488 and recorded  $139,880 as additional interest expense on the issuance dates.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 3 years for expected term, weighted average volatility of 331%, no dividends and weighted average risk free interest rate of 1.50%.

As summary of the first quarter 2010 convertible debentures net of discounts at their issuance dates and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of first quarter 2010 convertible debentures	$400,000	$400,000
Discount related to conversion feature	(228,392)	(136,706)
Discount related to relative fair value of warrants	(171,608)	(103,919)
Convertible promissory notes, net of discount	$-	$159,375

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of  $0.0044 per share, the conversion and exercise price of  $0.0033 , a weighted average of 1.18 years expected term for the conversion features and a weighted average of 6.18 years expected term for the warrants, weighted average volatility of 111% for the conversion features and 288% for the warrants, and a weighted average risk free rate of 0.29% for the conversion features and 2.71% for the warrants.  For the period ended December 31, 2010, the Company recorded an aggregate debit adjustment to fair value these derivative liabilities of  $1,040,922.  The resulting aggregate carrying value for the first quarter 2010 convertible debentures was  $211,159 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within the convertible notes and the warrants issued with convertible notes related to the first quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$940,593	$301,955
Fair value of warrant derivative liability	311,488	87,958
First quarter 2010 debentures - derivative instruments at fair value	$1,252,081	$389,913

The exchange of the first quarter 2010 convertible debentures and warrants on May 13, 2010 was not deemed to be an extinguishment and reissuance of debt as the difference between the present values of the expected cash flow streams before and after the exchange did not exceed 10%.  Accordingly, the Company treated the exchange as a modification of terms.  The incremental difference in the expected cash flow immediately before and after the exchange, due to the change in valuation of the warrants of  $1,336, was not deemed material and not recorded.  The Company began accruing interest at 10% on May 13, 2010 under the assumption that interest would be paid in cash.

Second quarter 2010 convertible debentures. On May 13, 2010, the Company entered into agreements with two investors to issue convertible debentures in the aggregate amount of  $150,000 and warrants to purchase 7,500,000 shares of common stock for cash proceeds of  $150,000 less a selling commission of  $12,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price equal to the lesser of  $0.0066 per share or 90% of the volume weighted average price of the Company’s common stock for ten days immediately prior to conversion (now adjusted to  $0.0033 per common share), but such conversion price shall not be below  $0.0015.  The warrants are exercisable over seven years at  $0.01 per share (now adjusted to  $0.0033 per common share).  These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of  $9,458 related to these convertible debentures.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to  $0.0033 per common share and the warrants have an exercise price of  $0.0033 per common share as of December 31, 2010.

The conversion price is adjustable in the event of any stock dividends, stock splits and subsequent equity sales or grants of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holders of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holders may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of dividends or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sales should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11 - Equity – Warrants for common shares.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion feature related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of  $0.0066, the closing price of the Company's common stock on the date of issuance, 2 years for the expected term, weighted average volatility of 368%, no dividends and weighted average risk free interest rate of 0.87%.  The Company recognized an aggregate conversion feature of  $281,251 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants of  $57,691, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $92,309.  The remainder of  $138,462 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion feature amounted to  $29,200.

As of May 13, 2010, the Company determined the relative fair value of the warrants to be  $57,691 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was  $18,249.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $93,746 and recorded  $86,535 as additional interest expense on the issuance date.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 7 years for expected term, weighted average volatility of 305%, no dividends and weighted average risk free interest rate of 2.98%.

As summary of the second quarter 2010 convertible debentures net of discounts at their issuance dates and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of second quarter 2010 convertible debentures	$150,000	$150,000
Discount related to conversion feature	(92,309)	(63,109)
Discount related to relative fair value of warrants	(57,691)	(39,442)
Convertible promissory notes, net of discount	$-	$47,449

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of  $0.0044 per share, the conversion and exercise price of  $0.0033, a weighted average of 1.38 years expected term for the conversion features and a weighted average of 6.38 years expected term for the warrants, weighted average volatility of 111% for the conversion feature and 288% for the warrants, and a weighted average risk free rate of 0.29% for the conversion features and 2.71% for the warrants.  The Company recorded an aggregate debit adjustment to fair value of these derivative liabilities of  $293,027 since issuance resulting in aggregate carrying values for the second quarter 2010 convertible debentures to be  $81,970 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within the convertible notes and the warrants issued with the convertible notes related to the second quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$281,251	$141,522
Fair value of warrant derivative liability	93,746	32,988
Second quarter 2010 debentures - derivative instruments at fair value	$374,997	$174,510

Third quarter 2010 convertible debentures. On July 22, 2010, the Company entered an agreement with an investor to issue convertible debentures in the amount of  $100,000 and warrants to purchase 5,000,000 shares of common stock for cash proceeds of  $100,000 less a selling commission of  $8,000.  The debentures mature two years from the date of issuance and are convertible at any time within that period at a conversion price of  $0.004 per share (now  $0.0033 per share).  The warrants are exercisable over seven years at  $0.0075 per share (now  $0.0033 per share).  These convertible debentures accrue interest at 10% per annum if paid in cash or 12% per annum if paid in equivalent shares of common stock.  For the period ended December 31, 2010, the Company accrued interest expense at 10% in the amount of  $4,389 related to these convertible debentures.  As described further below, due to dilution protections in the agreements, the conversion price has adjusted to  $0.0033 per common share and the warrants have an exercise price of  $0.0033 per common share as of December 31, 2010.

The conversion price is adjustable in the event of any stock dividend, stock split and subsequent equity sale or grant of the Company’s common stock should the effective price per share be lower than the conversion price at the time of such issuance.  The holder of these convertible debentures may participate in any rights offering and shall participate in any distributions through adjustment of the conversion price.  The holder may also accelerate demand for outstanding principal and interest upon any change in control, merger, consolidation, substantial asset sale, tender offer or other fundamental transaction as defined in the convertible debenture.

The exercise price of the warrants is adjustable in the event of payment of any dividend or any distribution of common stock, any reclassification or recapitalization, and any subsequent equity sale should the effective price per share be lower than the exercise price at the time of such issuance.  See Note 11-Equity – Warrants for common shares.

At the commitment date, due to anti-dilution provisions in the convertible debentures, the Company determined that the conversion feature contained an embedded derivative. The Company determined the fair value of the conversion feature related to the convertible debentures by applying the Black-Scholes pricing model using the conversion price of  $0.004, the closing price of the Company's common stock on the date of issuance, 2 years for the expected term, weighted average volatility of 331%, no dividends and weighted average risk free interest rate of 0.60%.  The Company recognized an aggregate conversion feature of  $271,894 which was recorded as a derivative liability with an offset to discount on convertible notes and interest expense.  After consideration of the relative fair value of the warrants of  $35,482, a discount related to the conversion features was recorded as an offset to the carrying amount of the convertible debentures and was limited to  $64,518.  The remainder of  $146,385 was charged to interest expense.  The discount will be amortized over the two year term of the debenture.  For the period from issuance to December 31, 2010, amortization of the discount related to the conversion feature amounted to  $13,257.

As of July 22, 2010, the Company determined the relative fair value of the warrants to be  $35,482 and recorded this amount as a discount to the carrying amount of the convertible debentures with an offset to derivative liability. The Company began amortizing the debt discount over the two year term of the debentures.  Amortization of the debt discount related to the warrants for the period ended December 31, 2010 was  $7,291.  Additionally, due to anti-dilution provisions in the warrants, the Company determined that the warrants contained an embedded derivative due to the possibility of issuance of additional warrants.  The Company determined the aggregate fair value of the warrant derivative liability to be  $54,996 and recorded  $80,506 as additional interest expense on the issuance date.  The fair value of the warrants was calculated by utilizing the Black-Scholes fair value methodology using the closing price of the Company’s common stock on the dates of issuance, 7 years for expected term, weighted average volatility of 296%, no dividends and weighted average risk free interest rate of 2.38%.

As summary of the third quarter 2010 convertible debentures net of discounts at their issuance date and as of December 31, 2010 are as follows:

		December 31,
	At Issuance	2010

Face value of third quarter 2010 convertible debentures	$100,000	$100,000
Discount related to conversion feature	(64,518)	(51,261)
Discount related to relative fair value of warrants	(35,482)	(28,191)
Convertible promissory notes, net of discount	$-	$20,548

At December 31, 2010, the Company determined the fair value of the conversion feature derivative liability and the warrant derivative liability using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at December 31, 2010 of  $0.0044 per share, the conversion and exercise prices of  $0.0033 for the conversion feature and  $0.0033 for the warrants, a weighted average of 1.55 years expected term for the conversion features and a weighted average of 6.55 years expected term for the warrants, weighted average volatility of 300% for the conversion feature and 288% for the warrants, and a weighted average risk free rate of 0.61% for the conversion features and 2.71% for the warrants.  The Company recorded an aggregate debit adjustment to fair value of these derivative liabilities of  $201,326 resulting in aggregate carrying values for the third quarter 2010 convertible debentures to be  $125,565 as of December 31, 2010.

The fair values of the derivative liability for the conversion features embedded within, and the warrants issued with, the convertible notes related to the third quarter 2010 convertible debentures, assuming no change to the conversion price due to anti-dilution features, were as follows:

		December 31,
	At Issuance	2010

Fair value of conversion feature derivative liability	$271,894	$126,095
Fair value of warrant derivative liability	54,997	21,994
Third quarter 2010 debentures - derivative instruments at fair value	$326,891	$148,089

Dilution adjustments.  On September 16, 2010, the Company granted Lanktree the right to convert the principal balance outstanding on Note 1 in the amount of  $580,000 into shares of common stock at a conversion price of  $0.004 per share.  As a result of anti-dilution provisions in various other debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to  $0.004 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to  $0.004 per share.  The anti-dilution provisions also triggered the issuance of 45,625,000 warrants with an exercise price of  $0.004.  At issuance, these additional warrants had approximately a six and two-thirds year term to match the remaining term of the originally issued warrants.  On September 16, 2010, the Company determined the aggregate fair values of the additional warrants to be  $410,592 using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock on September 16, 2010, the exercise price of  $0.004, 6.67 to 6.83 years for the expected term, weighted average volatility of 296%, and a weighted average risk free rate of 2.71%.  Based on application of the Black-Scholes pricing model on December 31, 2010, the aggregate fair values of the warrants related to these anti-dilution provisions was  $200,702, resulting in a change in the fair value of these derivatives in the amount of  $209,890 since September, 2010.

On November 16, 2010, the Company granted an investor the right to purchase 15,000,000 shares of common stock in exchange for cash proceeds of  $50,000 at  $0.0033 per share.  As a result of anti-dilution provisions in various debentures and warrant agreements, conversion prices related to the first and second quarter 2010 convertible debentures adjusted to  $0.0033 per share, and exercise prices related to warrants issued with the first, second and third quarter debentures adjusted to  $0.0033 per share.  The anti-dilution provisions also triggered the issuance of an additional 15,718,844 warrants with an exercise price of  $0.0033.  At issuance, these additional warrants had approximately a six and one-half year term to match the remaining term of the originally issued warrants.  On November 16, 2010, the Company determined the aggregate fair values of the warrants to be  $72,274 using the Black-Scholes pricing model with the following assumptions: closing price of the Company’s common stock at November 16, 2010, the exercise price of  $0.0033, 6.50 to 6.67 years expected term for the warrants, weighted average volatility of 287%, and a weighted average risk free rate of 2.13%.  Based on application of the Black-Scholes pricing model on December 31, 2010, the aggregate fair values of the warrants related to the share issuance was  $69,122, resulting in a change in the fair value of these derivatives in the amount of  $3,152 since November 2010.

2007 subscription agreement debentures. During 2007, the Company entered into subscription agreements with various investors issuing convertible promissory notes, 905,000 common shares and 1,810,000 warrants to purchase an equivalent number of common shares in exchange for proceeds of  $905,000.  The warrants are exercisable at  $1.00 per common share over a five year period from issuance.  The convertible promissory notes initially accrued interest at 10%, and all principal and interest was due on the first anniversary of their issuance date.  These notes were convertible into shares of our common stock at the option of each holder at (1)  $0.25 per share, or (2) a 20% discount to the price per share issued in a financing transaction of at least  $2,000,000, or (3) in the event of default, the conversion price adjusts to equal 80% of the Company’s average closing stock price during the five trading days prior to default.  Further, in the event of default, the interest rate adjusts to 15% per annum.

Each convertible promissory note issued in the subscription agreements had a term of one year and was not repaid.  Due to the default and reset of the conversion price to 80% of the fair value of the Company’s common stock five days prior to the default, the Company tested each convertible promissory note for an incremental beneficial conversion feature.  The Company’s Board of Directors has determined that the default date for each convertible promissory note was April 30, 2008.  The calculation of the conversion rate on such date was  $0.01456 of principal outstanding to one share of common stock.  Based on the default provisions, as of December 31, 2010, noteholders may convert their principal balance into a total of 60,439,560 common shares.  Unless the Company declares a stock dividend, or there is some other re-capitalization of the Company, such as a stock split or reverse stock split, the conversion price established at the default date will not change.

On June 28, 2010, a holder of 2007 subscription agreement debentures converted  $25,000 of principal and  $8,551 of accrued interest into 2,302,696 shares of common stock at a conversion price of approximately  $0.01456 per share.  As of December 31, 2010 and 2009, the Company had  $880,000 and  $905,000 of principal outstanding on these convertible promissory notes, respectively.

The subscription agreements for these debentures contain a registration rights penalty whereby, commencing upon six months from an initial unit sale and, for each monthly period thereafter that the common stock and the common stock underlying the warrants are not registered, the Company will issue 4,167 warrants per unit as a penalty to the subscription holder.  The Company failed to file a registration statement and consequently, beginning August 2007, the Company began valuing 4,167 warrants per outstanding unit as a penalty each month.  On January 21, 2010, the Company filed a registration statement with the SEC, but ultimately did not include the common stock, the initial issuance warrants and the penalty in the final registration statement that became effective on January 14, 2011.

For the year ended December 31, 2010, additional penalty warrants aggregating 892,571were issued raising the total number of penalty warrants issued under the 2007 subscription debenture agreements to 2,640,964.  The penalty warrants are exercisable over five years from the date of issuance at an exercise price of  $1.00 per share.  The aggregate value of the new penalty warrants issued during the year ended December 31, 2010 amounted to  $8,033, which was charged to interest expense with an offset to derivative liability.  At each month end during 2010, the Company determined the value of the penalty warrants issued using the Black-Scholes pricing model with the following assumptions based on the circumstances then in effect: no dividend yield, an expected volatility ranging from 288% to 330%, a risk-free interest rate ranging from 1.27% to 2.55%, the month end market price per common share ranging from  $0.0044 to  $0.0114, the exercise price of  $1.00 and an expected life of 5 years.

The penalty warrants have been determined to be a derivative instrument.  At December 31, 2010, the fair value of the each issuance of the penalty warrants has been determined by using the Black-Scholes pricing model with the following assumptions: no dividend yield, an expected volatility ranging from 288% to 300%, a risk-free interest rate ranging from 0.29% to 2.01%, and an expected life ranging from 1.67 to 5.00 years, the closing price of the Company’s common stock at December 31, 2010 of  $0.0044 per share, and the exercise price of  $1.00.  Based on the application of the Black-Scholes pricing model applied to each monthly issuance of the penalty warrants, a debit adjustment was recorded to the warrant derivative liability in the amount of  $11,968 for the year ended December 31, 2010, resulting in these warrant derivative liabilities to be carried at their aggregate fair values of  $10,810 at December 31, 2010.

For the year ended December 31, 2010, the Company recognized interest expense of  $168,702, and had  $381,002 of accrued interest payable at December 31, 2010, related to these convertible promissory notes.  Interest was calculated at 10% per annum for the initial term and at 15% per annum since default without compounding.  The convertible promissory notes also contain a provision whereby the noteholder may elect to convert accrued interest payable into shares of our common stock.  As of December 31, 2010, based on 80% of the prior five day average closing price of the Company’s common stock, accrued interest payable may be converted into 102,640,625 shares of common stock should all noteholders elect to do so.

A current member of our Board of Directors directly owns convertible promissory notes which provide for conversion into 50,000 common shares, 100,000 initial issuance warrants, and 146,652 penalty warrants.  Parties directly and indirectly related to this director own convertible promissory notes convertible into 300,000 common shares, 600,000 initial issuance warrants, and 866,022 penalty warrants.

DERIVATIVE INSTRUMENTS:	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
DERIVATIVE INSTRUMENTS:
10.  DERIVATIVE INSTRUMENTS:

The Company generally uses the Black-Scholes pricing model to estimate the fair values of its derivative instruments.  Derivative instruments consist of variable conversion features from debt to common equity and variable exercise prices for warrants.  As of June 30, 2011, the Company used the following inputs in this model as appropriate for each derivative instrument:  no dividend yield, an expected volatility ranging from 130% to 279%, a risk-free interest rate ranging from 0.10% to 2.61%, and an expected life ranging from 0.63 to 6.05 years, the closing price of the Company’s common stock of  $0.38 per share, and a conversion price or an exercise price ranging from  $0.10 to  $200.  At dates of issuance, the Company used input values as of such date.  A summary of the fair values of the Company’s derivative instruments based on this model as of June 30, 2011, respective issuance dates and as of December 31, 2010 is as follows:

	June 30,	At 2011	December 31,
	2011	Grant Date	2010
Conversion features:
First quarter 2010 issuance	$839,624	$-	$301,955
Second quarter 2010 issuance	450,340	-	141,522
Third quarter 2010 issuance	310,788	-	126,095
Total conversion features	1,600,752	-	569,572

Warrants:
First quarter 2010 issuance	37,983	-	87,958
Second quarter 2010 issuance	14,246	-	32,988
Third quarter 2010 issuance	9,497	-	21,994
2007 debentures - penalty warrants	4,871	1,084	10,810
Total warrants	66,597	1,084	153,750

Dilution warrants:
May 4, 2011 issuance	395,697	187,416	-
March 31, 2011 issuance	593,545	624,835	-
March 4, 2011 issuance	19,607	42,309	-
September 16, 2010 issuance	86,658	-	200,702
November 16, 2010 issuance	29,856	-	69,122
Total anti-dilution warrants	1,125,363	854,560	269,824
Commitments to issue common shares in excess of amount authorized	-	-	125,377
	$2,792,712	$855,644	$1,118,523

Effective May 13, 2010, the Company committed to issue more common shares than authorized by its Articles of Incorporation.  Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first, which essentially sets the order of preference for settling the financial instruments.  Therefore, on May 13, 2010, the Company reclassified warrants to purchase common shares and recognized contracts to be settled with common stock from additional paid in capital to derivative liabilities.  Subsequent to May 13, 2010 through February 11, 2011, the Company committed to issue additional shares and warrants above the amount authorized. On December 31, 2010, the fair value of derivative liabilities for contracts to be settled with the Company’s common shares in excess of common share capital authorized aggregated  $125,377.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2,500,000,000 to 5,000,000,000, and accordingly wrote-off the remaining value of the derivative liability to its consolidated statement of operations.

10.  DERIVATIVE INSTRUMENTS:

The Company generally uses the Black-Scholes pricing model to estimate the fair values of its derivative instruments.  As of December 31, 2010, the Company used the following inputs in this model as appropriate for each derivative instrument:  no dividend yield, an expected volatility ranging from 111% to 318%, a risk-free interest rate ranging from 0.29% to 2.71%, and an expected life ranging from 1.13 to 6.55 years, the closing price of the Company’s common stock at December 31, 2010 of  $0.0044 per share, and a conversion price or an exercise price ranging from  $0.0033 to  $0.004.  A summary of the fair values of the Company’s derivative instruments based on this model as of December 31, 2010, the 2010 grant date for such derivative instruments and December 31, 2009, is as follows:

		2010
	2010	Grant Date	2009
Conversion features:
First quarter 2010 issuance	$301,955	$940,593	$-
Second quarter 2010 issuance	141,522	281,251	-
Third quarter 2010 issuance	126,095	271,894	-
Total conversion features	569,572	1,493,738	-
Warrants:
First quarter 2010 issuance	87,958	311,488	-
Second quarter 2010 issuance	32,988	93,746	-
Third quarter 2010 issuance	21,994	54,997	-
2007 debentures - penalty warrants	10,810	9,787	21,124
Total warrants	153,750	470,018	21,124
Dilution warrants:
September 16, 2010 issuance	200,702	410,592	-
November 16, 2010 issuance	69,122	72,274	-
Total anti-dilution warrants	269,824	482,866	-
	$993,146	$2,446,622	$21,124

Effective May 13, 2010, the Company committed to issue more common shares than authorized by its Article of Incorporation.  If the Company would have been required to settle all of its outstanding warrants and liabilities (including contingent liabilities to be settled with equity not previously recorded) with common shares as of May 13, 2010, the Company would have been required to issue up to 377,460,076 common shares over its authorized amount of 2,500,000,000 common shares, assuming all targets and contingencies were met, representing 1,200,000 shares for the settlement of warrants and 376,260,076 shares for the settlement of liabilities including contingent liabilities not previously recorded (of which all but 26,978,022 shares have been recorded as liabilities).  Pursuant to ASC 815-40, Derivatives and Hedging – Contracts in Entity’s Own Equity, the Company’s policy with regard to settling outstanding financial instruments is to settle those with the latest maturity date first, which essentially sets the order of preference for settling the financial instruments.  Therefore, on May 13, 2010, the Company reclassified warrants to purchase 1,200,000 common shares with a fair value of  $3,862 and recognized contracts to be settled with common stock (previously considered contingent liabilities not meeting recognition criteria) for 26,978,022 shares with a fair value of  $337,225, from additional paid in capital to derivative liabilities.  Subsequent to May 13, 2010 through December 31, 2010, the Company committed to issue an additional 507,712,302 shares and warrants above the amount authorized of which all but 2,240,657 had been recorded as liabilities.  The fair value of the 2,240,657 shares on the day the Company committed to issue the additional shares was  $15,719 (shares prior to our 200-to-1 reverse split).

On December 31, 2010, the fair value of derivative liabilities for contracts to be settled with the Company’s common shares in excess of common share capital authorized aggregated  $125,377. As of December 31, 2010, if the Company would be required to settle all of its outstanding warrants and liabilities (including contingent liabilities to be settled with equity) with common shares, the Company would be required to issue up to 885,172,378 common shares beyond the amount authorized as of December 31, 2010 of 2,500,000,000 common shares.  As of December 31, 2010, liabilities and derivative liabilities have been recorded for all 885,172,378 shares.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2,500,000,000 to 5,000,000,000.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
11.  COMMITMENTS AND CONTINGENCIES

Litigation. On August 15, 2008, a competitor, Exergen Corp., filed suit in the United States District Court for the District of Massachusetts against Kidz-Med, Inc., ASRI and Tecnimed, Srl for patent infringement with regard to the Thermofocus thermometer.  Under the Company’s distribution agreement with Tecnimed, Tecnimed is obligated to indemnify the Company against certain actions including this patent infringement action.  However, as part of the Settlement Agreement discussed in Note 9 – Notes Payable, the Company agreed to cover its own fees and expenses in connection with this litigation and agreed to waive any claim for lost profits that may arise within the indemnification provision.  The case is currently at the Markman Hearing stage.  Tecnimed has provided the Company with a legal opinion that the thermometer does not violate the competitor’s patents.  The Company is unable to make an independent assessment of this patent infringement action and is relying on Tecnimed’s defense of this case.  As the Company believes that Tecnimed is capable and willing to defend the Company, and that the Company’s defense costs if any will not be significant, no provision for possible loss related to this litigation has been included in these consolidated financial statements.  In March 2010, the competitor filed an additional complaint against ASRI and Kidz-Med, Inc. in the United States District Court for the District of Massachusetts, alleging that false advertising damaged the competitor.  The competitor is seeking to enjoin the Company from future false advertising and to recover unspecified monetary damages.  Based on the advice of counsel, the Company believes this case is without merit.  The District Court has granted the Company’s motion to dismiss the complaint, however, Exergen has made a motion to reconsider that order and the motion is pending.

On September 21, 2010, Tecnimed filed a complaint against the Company and its Kids-Med subsidiary in U.S. District Court for the Southern District of New York, alleging breach of a non-compete agreement and infringement on the Thermofocus trademark and trade dress.  Further, the complaint alleges that the Company is in default on the payment of  $209,802 of principal and  $88,867 of interest under the notes due Tecnimed.  (Since the initial filing of the complaint, a customer of the Company has paid Tecnimed approximately  $46,000, which the Company applied as a reduction of principal.  As of June 30, 2011, the Company is carrying a principal balance due Tecnimed of  $163,947 and accrued interest of  $83,991.)  The Company has countersued Tecnimed for breach of the Settlement Agreement that the parties had entered into in 2009.  On January 18, 2011, the U.S. District Court for Southern New York granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the VeraTemp in the allegedly infringing package and to recall the product in the contested packaging from customers.  On February 11, 2011, after Tecnimed posted a  $130,000 preliminary injunction bond with the Court to compensate the Company in the event Tecnimed does not prevail in this action, the Company sent recall notices out to its customers.  The Company also complied with this injunction by changing its retail package to reflect the order of the Court.  For the six months ended June 30, 2011, the Company reversed previously recognized revenues from sales in the allegedly infringing package in the amount of  $84,208.  The Company now ships the thermometer to customers in its new, Court-approved package.  The Company expects to incur approximately  $30,500 of direct costs specifically related to the recall, including shipping and repackaging costs.  Of this amount,  $5,500 was expensed during the second quarter of 2011 and the remainder was expensed as of December 31, 2010.  In addition, the recall caused lost sales which the Company would seek to recover from the preliminary injunction bond should it prevail in the case.  The Company has appealed the District Court’s preliminary injunction order to the United States Court of Appeals for the Second Circuit.  That appeal has been fully briefed and a decision is expected in the fourth quarter of 2011.  The Company has acknowledged the outstanding note and interest owed to Tecnimed, yet seeks to offset those amounts by the damages caused by Tecnimed’s breach of the Settlement Agreement.  Tecnimed is seeking additional damages caused by the Company’s use of the allegedly infringing packaging.  Based on advice of counsel, the Company does not believe it has significant exposure because Tecnimed had no material amount of sales in the United States at the time.  Finally, Tecnimed is alleging it is entitled to recover its attorneys’ fees under the “exceptional case” provisions of the Lanham Act.  Based on the advice of counsel, the Company believes that it is unlikely that this case would be deemed an exceptional case.

The Company has, and may in the future, become a party to various claims, complaints and legal actions arising in the ordinary course of business.  In the opinion of management, after consulting with counsel, there are currently no additional legal matters that would have a further material adverse effect on the financial statements of the Company taken as whole as of June 30, 2011.

Employment agreements. In conjunction with the Disintegrator acquisition (See Note 8 –  Patent, Contingent Note Payable and Contingent Compensation), the Company entered into a ten year employment agreement with a former executive and majority owner of Safeguard in addition to the contingent compensation per the asset purchase agreement.  The employment agreement calls for a base salary of  $10,000 per month beginning upon the receipt of  $500,000 of combined new capital and revenue, and  $20,000 per month beginning upon the receipt of  $2,500,000 of combined new capital and revenue.  The  $20,000 per month base salary began accruing January 1, 2011.  The employment agreement may be terminated by the executive in the event of default with prior notice, and by the Company for cause, or death or permanent disability of the executive.  During the six months ended June 30, 2011, the Company expensed  $120,000 of base salary related to this agreement.  At June 30, 2011, approximately  $36,000 of base salary was unpaid.

Effective April 5, 2007, the Company entered into an employment agreement with our chief executive officer.  This agreement continues until (i) another chief executive officer is appointed by a majority of our Board of Directors, (ii) either party terminates in accordance with the provisions of the agreement, or (iii) his death or permanent disability.  The agreement calls for a minimum salary of  $10,000 per month plus additional cash and stock compensation upon the achievement of various milestones.  The Company has not made certain cash payments due under the agreement.  During the six months ended June 30, 2011, the Company expensed  $60,000 related to this agreement.  As of June 30, 2011,  $350,000 has been accrued as compensation payable.  This employment agreement also called for the issuance of 2,500 fully-vested, restricted shares of the Company’s common stock upon execution.  As of June 30, 2011, the shares had not been issued, however the Company has accrued  $70,000 as an obligation to issue shares based on the closing price on the date of grant.

On March 1, 2010, the Company entered into a five year employment agreement with an executive. The employment agreement calls for the monthly award of restricted shares of our common stock equivalent to  $15,000 per month based on the average closing price for the month plus a 2% cash bonus for sales collected through June 30, 2010.  Beginning on the later of July 1, 2010, or date the Company’s registration statement with the SEC becomes effective, the executive shall be entitled to a base salary of  $12,000 per month, plus a 2% cash bonus for sales collected and a 2% common stock bonus for sales collected.  The Company’s registration statement with the SEC became effective on January 14, 2011.  The shares issuable for the stock bonus shall be determined based on the five day average closing price prior to the collection of the sale.  The agreement also calls for the reimbursement of expenses including payment to the executive of up to  $650 per month for office space.  During the six months ended June 30, 2011, the Company has paid  $72,000 and issued 88,448 common shares in accordance with this agreement.

Service agreements.  Beginning January 1, 2010, the Company and a marketing consultant entered into an amended agreement, whereby the consultant is entitled to receive warrants valued up to  $1,987,500 based upon the execution of certain licensing agreements and upon the achievement of certain collected revenue targets.  Upon achievement of the targets, warrants equivalent to the first  $200,000 shall be issued based on the 30 day trailing weighted average price of the Company’s common stock.  The exercise price is to be determined as 50% of the 30 day trailing weighted average price.  All warrants are exercisable over 5 years from the date of issuance.  Upon achievement of subsequent targets, beginning at  $2,000,000 of revenues collected, warrants equivalent of up to  $1,787,500 shall be issued based on the 30 day trailing weighted average price and an exercise price equal to the 30 day trailing weighted average price.  The Company will account for warrants issuable when the targets are met.  In addition, the consultant is entitled to a cash fee of  $5,000 per month, plus reimbursement of out-of-pocket expenses, for services rendered through the conclusion of the agreement in August 2019.  The fee is subject to escalation upon the achievement of certain collected revenue targets as a result of the consultant’s efforts.  For the year ended December 31, 2010, the Company had incurred  $131,903 for fees and expenses related to this amended agreement and paid  $72,424.  In January 2011, the Company and the consultant settled all amounts due through December 31, 2010, for the issuance of 12,000,000 shares of our common stock,  $15,000 in cash and  $2,480 of expenses.  The shares were valued at  $35,000 based on the value of unpaid services in accordance with the agreement between the parties.  The 12,000,000 common shares (equivalent to 60,000 shares after the 200-to-1 reverse stock split) were issued on January 21, 2011. During the six months ended June 30, 2011, the Company accrued cash fees of  $30,000 related to this agreement.  On July 27, 2011, the Company issued 72,727 common shares as payment for the  $15,000 cash piece within the 2010 year end settlement.

Purchase and sale agreements.  From time to time, the Company enters into agreements to purchase components and finished products for resale.  The purchase agreements have various durations and require the Company to purchase certain minimum quantities.  As of June 30, 2011, the Company has advanced  $252,745 to vendors, and shall owe  $141,214 upon product delivery.

12.  COMMITMENTS AND CONTINGENCIES

Litigation. On August 15, 2008, a competitor filed suit in the United States District Court for the District of Massachusetts against Kidz-Med, Inc., American Scientific Resources, Incorporated and Tecnimed, Srl for patent infringement with regard to the Thermofocus thermometer.  Under the distribution agreement, Tecnimed is obligated to indemnify the Company against certain actions including this patent infringement action.  However, as part of the Settlement Agreement discussed in Note 8 – Notes Payable, the Company agreed to cover its own fees and expenses in connection with this litigation and agreed to waive any claim for lost profits that may arise within the indemnification provision.  The case is currently in pretrial discovery.  Tecnimed has provided the Company with a legal opinion that the thermometer does not violate the competitor’s patents.  The Company is unable to make an independent assessment of this patent infringement action and is relying on Tecnimed’s defense of this case.  As the Company believes that Tecnimed is capable and willing to defend the Company, and that the Company’s defense costs if any will not be significant, no provision for possible loss related to this litigation has been included in these consolidated financial statements.  In March 2010, the competitor filed an additional complaint against American Scientific Resources, Incorporated and Kidz-Med, Inc. in the United States District Court for the District of Massachusetts alleging that false advertising damaged the competitor.  The competitor is seeking to enjoin the Company from future false advertising and to recover unspecified monetary damages.  Based on the advice of counsel, the Company believes this case is without merit.  The Company intends to vigorously contest the complaint.

On September 21, 2010, Tecnimed, Srl filed a complaint against the Company and its Kids-Med subsidiary in US District Court for the Southern District of New York alleging breach of a non-compete agreement and infringement on the Thermofocus trademark and trade dress.  In addition, the complaint alleges that the Company sold Thermofocus units in an unauthorized manner resulting in a breach of contract.  Further, the complaint alleges that the Company is in default on the payment of  $209,802 of principal and  $88,867 of interest under the notes due Tecnimed.  The complaint seeks a trial by jury, injunctions against manufacturing and selling products that are in competition with the Thermofocus and use similar trade dress, recall of product distributed and payment of unspecified amounts for ill-gotten gains, treble damages, punitive damages and attorneys’ fees.  The Company continues to believe the complaint is without merit and intends to pursue a vigorous defense.  On January 18, 2011, the US District Court for Southern New York granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the Vera Temp in the allegedly infringing package and to recall the product from retail customers within seven days.  The Company stopped shipping the thermometer in the allegedly infringing package and filed an emergency appeal for stay of this decision on January 31, 2011.  The stay was denied by the Court on February 10, 2011.  On February 11, 2011, after Tecnimed posted a  $130,000 bond with the Court to compensate the Company in the event Tecnimed does not prevail in this action, the Company sent recall notices out to its retail customers.  The Company also complied with this injunction by changing its retail package to reflect the wishes of the Court.  The Court approved the new Vera Temp package on February 4, 2011.  The Company continues to ship the thermometer to retail customers in its new package.  The Company expects to incur approximately  $25,000 of costs related to the recall, including shipping and repackaging costs, and has expensed such amount for the year ended December 31, 2010.

On October 26, 2010, Sanomedics International Holdings filed a complaint in District Court for the Southern District of Florida against the Company alleging that the Company infringed on plaintiff’s thermometer design patent, and upon an exclusive distribution and manufacturing agreement between the plaintiff and the Chinese manufacturer of the Company’s Vera Temp thermometer.  The complaint also alleges the Company wrongfully asserted dominion over plaintiff’s Food and Drug Administration clearances depriving plaintiff of its exclusive rights and interests. The complaint seeks injunctive relief, recall and destruction of all the Company’s Vera Temp thermometer products and marketing materials, and unspecified monetary damages, punitive damages and attorney’s fees.  The Company believes the complaint is without merit and intends to pursue a vigorous defense.

The Company has, and may in the future, become a party to various claims, complaints and legal actions arising in the ordinary course of business.  In the opinion of management, there are currently no additional legal matters that would have a further material adverse effect on the financial statements of the Company taken as whole as of December 31, 2010.

Employment agreements. In conjunction with the Disintegrator acquisition (See Note 7 –  Patent, Contingent Note Payable and Contingent Compensation), the Company entered into a ten year employment agreement with a former executive and majority owner of Safeguard in addition to the contingent compensation per the asset purchase agreement.  The employment agreement calls for a base salary of  $10,000 per month beginning upon the receipt of  $500,000 of combined new capital and revenue, and  $20,000 per month beginning upon the receipt of  $2,500,000 of combined new capital and revenue.  The  $10,000 in monthly salary shall accrue for no longer than 6 months and be payable in full immediately upon reaching  $500,000 of combined new capital and revenue.  The employment agreement may be terminated by the executive in the event of default with prior notice, and by the Company for cause, or death or permanent disability of the executive.  During the year ended December 31, 2010, the Company expensed  $120,000 of base salary related to this agreement.  At December 31, 2010,  $20,000 of base salary was unpaid.

Effective April 5, 2007, the Company entered into an employment agreement with our chief executive officer.  This agreement continues until another chief executive officer is appointed by a majority of our Board of Directors, either party terminates in accordance with the provisions of the agreement, or his death or permanent disability.  The agreement calls for a minimum salary of  $10,000 per month plus additional cash and stock compensation upon the achievement for various milestones.  The Company has not made certain cash payments due under the agreement.  On December 15, 2010, the Company issued 1,000,000 shares of common stock to our chief executive officer and reduced accrued compensation payable by  $50,000 (the value of these shares on the date of issuance was  $5,000).  As of December 31, 2010,  $310,000 has been accrued as compensation payable.  This employment agreement also called for the issuance of 500,000 fully-vested, restricted shares of the Company’s common stock upon execution.  As of December 31, 2010, the shares had not been issued, however the Company has accrued  $70,000 as an obligation to issue shares based on the closing price on the date of grant.  In addition, the agreement called for the award of up to 500,000 warrants to purchase an equivalent number of common shares based on the achievement of certain revenue targets.  The warrants were exercisable at  $0.25 per share over a period of three years from September 4, 2007.  During the first quarter of 2010, our chief executive officer was deemed to have earned 100,000 warrants to purchase equivalent shares of common stock.  However, these warrants were never issued.  Currently, there is no agreement in effect to issue warrants to our chief executive officer.

On March 1, 2010, the Company entered into a five year employment agreement with an executive. The employment agreement calls for the monthly award of restricted shares of our common stock equivalent to  $15,000 per month based on the average closing price for the month plus a 2% cash bonus for sales collected through June 30, 2010.  Beginning on the later of July 1, 2010, or date the Company’s registration statement with the SEC becomes effective, the executive shall be entitled to a base salary of  $12,000 per month, plus a 2% cash bonus for sales collected and a 2% common stock bonus for sales collected.  The Company’s registration statement with the SEC became effective on January 14, 2011.  The shares issuable for the stock bonus shall be determined based on the five day average closing price prior to the collection of the sale.  The agreement also calls for the reimbursement of expenses including payment to the executive of up to  $650 per month for office space.  For the period ended December 31, 2010, the Company issued 14,201,048 shares with a value of  $128,000 to partially meet its obligation under this employment agreement.  At December 31, 2010, there were 3,409,091 shares issuable under the employment agreement with a value of  $15,000.  Prior to March 1, 2010, this executive performed consulting services for the Company.  For the period ended February 28, 2010, the Company issued 4,622,230 shares with a value of  $49,050 for consulting services.

Service agreements.  Beginning January 1, 2010, the Company and a marketing consultant entered into an amended agreement whereby the consultant is entitled to receive warrants valued up to  $1,987,500 based upon the execution of certain licensing agreements and upon the achievement of certain collected revenue targets.  Upon achievement of the targets, warrants equivalent to the first  $200,000 shall be issued based on the 30 day trailing weighted average price of the Company’s common stock.  The exercise price is to be determined as 50% of the 30 day trailing weighted average price.  All warrants are exercisable over 5 years from the date of issuance.  Upon achievement of the targets, beginning at  $2,000,000 of revenues collected, warrants equivalent to  $1,787,500 shall be issued based on the 30 day trailing weighted average price and an exercise price equal to the 30 day trailing weighted average price.  The Company will account for warrants issuable when the targets are met.  In addition, the consultant is entitled to a cash fee of  $5,000 per month, plus reimbursement of out-of-pocket expenses, for services rendered through the conclusion of the agreement in August 2019.  The fee is subject to escalation up the achievement collected revenue targets as a result of the consultant’s efforts.  For the year ended December 31, 2010, the Company had incurred  $131,903 for fees and expenses related to this amended agreement and paid  $72,424.  In January 2011, the Company and the consultant settled all amounts due through December 31, 2010 for the issuance of 12,000,000 shares of our common stock,  $15,000 in cash and  $2,480 of expenses.  The shares were valued at  $35,000 based on the value of unpaid services in accordance with the agreement between the parties.

On May 23, 2010, the Company entered into a consulting agreement for general management and financial advice effective January 1, 2010 and continuing through August 31, 2019.  The agreement called for compensation of  $10,000 per month effective January 2010 and increases to  $20,000 per month upon receipt by the Company of  $2.5 million of the combined aggregate of new capital and revenue commencing on May 23, 2010, plus reimbursement of certain expenses.  The agreement required the consultant’s participation in any incentive, profit sharing, bonus, stock option and other similar plan on an equivalent basis to other senior managers of the Company.  In addition, the agreement calls for the issuance of 5,000,000 shares of our common stock upon the listing of our common stock on the Over-the-Counter Bulletin Board.  As of December 31, 2010, no amounts have been accrued for these shares as the contingency has not been met.  For the period ended December 31, 2010, the Company paid  $57,176 related to the consulting agreement.  In addition, for the period ended December 31, 2010, the Company paid  $42,880 of commissions to an entity affiliated with the consultant for assisting the Company secure  $650,000 of convertible note financing.  In October 2010, the Company terminated this consulting agreement.

Effective March 20, 2010, the Company entered into a one year consulting agreement for sales and marketing services.  This agreement entitles the consultant to a commission of 10% of the gross sales generated by the consultant from new customers, plus reimbursement of expenses.  This agreement was terminated in September 2010.  No sales commissions were earned by this consultant; however,  $9,000 plus expenses was drawn by the consultant as advances against commissions to be earned.  In March 2011, the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) as a settlement of all amounts due this consultant.  These shares were valued at  $9,581 based on unpaid invoices from the consultant for commission draws and reimbursable expenses through the September 2010 termination.

Operating leases.  The Company currently leases office and warehouse space, and has entered into an agreement with a service providers for additional office space, each of which call for monthly payments.  One agreement is renewable on a month to month basis.  Another agreement calls for minimum obligations aggregating  $10,500 through July 2011.  Rent expense for these offices and warehouse, including the Company’s portion of utilities, amounted to  $59,860 and  $13,741 for the years ended December 31, 2010 and 2009, respectively.

Purchase and sale agreements.  From time to time, the Company enters into agreements to purchase components and finished products for resale.  The purchase agreements have various durations and require the Company to purchase certain minimum quantities.  As of December 31, 2010, the Company has advanced  $86,700 to a vendor, and shall owe  $42,750 upon product delivery.  This amount was paid and product received in January 2011.

The Company has also entered into various exclusive and non-exclusive agreements to supply and distribute the Company’s products in various geographic areas.  Certain of these agreements require the Company to supply certain minimum quantities and contain various warranty provisions upon sale.  As of December 31, 2010, the Company believes it has no unrecorded obligations under any of these agreements.

EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
EQUITY
12.  EQUITY

Reverse common stock split. On March 21, 2011, the Company effected a 200-to-1 reverse split of its shares of common stock.  Immediately prior to the reverse split, the Company had 2,345,905,633 of its common shares issued and outstanding which adjusted to 11,729,789 common shares as a result of the reverse split.  The Company retroactively adjusted the reverse split for all shares issued and outstanding.  As of January 1, 2011, 10,726,440 common shares were deemed issued and outstanding on a split adjusted basis.

Increase/Decrease in common shares authorized. On February 11, 2011, the Company increased the amount of its common shares authorized for issuance from 2.5 billion to 5.0 billion.  The amount of common shares authorized was not adjusted by the March 21, 2011, 200-to-1 reverse stock split.  On July 21, 2011, the Company reduced the amount of common shares authorized from 5.0 billion to 500 million.

Sale of common shares and warrants. In March 2011, the Company sold 15,000 shares of common stock and issued warrants to purchase 400,000 shares of common stock (shares and warrants after consideration of the 200-to-1 reverse stock split) for cash proceeds of  $60,000 and paid professional fees of  $3,000 related to this transaction.  The shares were valued at  $4,500, or  $0.30 per share.  The warrants have an exercise price of  $0.0001 and expire seven years from the date of issuance.  The Company valued the warrants on the date of sale using the Black- Scholes pricing model at  $153,000, but did not record this value.

In June 2011, the Company sold an aggregate of 242,424 shares of common stock for cash proceeds of  $50,000.

Warrants for common shares. During the six months ended June 30, 2011, the Company granted or sold an aggregate of 4,304,311 warrants (warrants after consideration of the 200-to-1 reverse stock split) to purchase an equivalent number of shares of common stock.  These warrants are exercisable over five to seven years and have exercise prices that vary from  $0.0001 to  $200 per share.   In June 2011, a warrant holder exercised warrants to purchase 224,108 common shares for  $22 at  $0.0001 per share.  The Company issued these shares on July 19, 2011.  A summary of the status of the Company’s outstanding common stock warrants as of and for the three months ended June 30, 2011, excluding warrants issuable as contingent compensation, is as follows:

		Weighted	Proceeds	Weighted
	Warrants	Avg. Exercise	Upon	Avg. Remaining
	Exercisable	Price	Exercise	Life in Years

Balance December 31, 2010, adjusted for 200-to-1 reverse stock split	561,115	$8.72	$4,892,989	5.67
Granted/Sold	4,304,311	0.13	574,465	5.83
Exercised	(224,108)	0.00	(22)	-
Cancelled/Expired	(3,500)	160.00	(560,000)	-
Balance June 30, 2011	4,637,818	1.06	$4,907,432	6.04

As of June 30, 2011, warrants to purchase 4,606,196 shares of the Company’s common stock contain a cashless exercise option based on the fair market value of the Company’s stock on the date of exercise.  Warrants to purchase 3,525,000 shares of the Company’s common stock contain provisions, whereby the exercise price for the warrants adjusts proportionally with additional sales of equity below certain prices.  All warrants outstanding at June 30, 2011, contain other anti-dilution provisions should the Company become re-capitalized, incur adjustments for any reorganization, consolidation or merger, and other rights offering participation.

Equity purchase agreement and issuance of Series A preferred stock. On February 3, 2011, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Southridge Partners II, LP (“Southridge”).  Pursuant to the Purchase Agreement, Southridge agreed to purchase from the Company, for a period of up to 24 months commencing on the effective date of a registration statement filed by the Company for resale of the shares, up to  $10,000,000 shares of the Company’s common stock.  The purchase price for the shares of common stock sold will be equal to 92% of the average of the lowest 2 daily closing prices for the 5 trading days immediately following the date on which the Company is deemed to provide a put notice under the Purchase Agreement.  The maximum amount of common stock that Southridge shall be obligated to purchase with respect to any single closing under the Purchase Agreement will be the lesser of  $500,000 or 250% of the average dollar trading volume of the Company’s common stock for the 20 trading days immediately preceding the date on which the Company provides a put notice under the Purchase Agreement.  To date, the Company has not completed the registration process and therefore is unable to put shares under the Purchase Agreement.

Upon execution of the Purchase Agreement, the Company issued Southridge a five-year warrant to purchase 25,000,000 shares of common stock (125,000 shares after consideration of the 200-to-1 reverse stock split) at an exercise price of  $0.00615 ( $1.23 per share after consideration of the 200-to-1 reverse stock split), which may be exercised on a cashless basis if there is no effective registration statement for the resale of shares of common stock underlying the warrant six month following the issuance.  These warrants were valued using the Black-Scholes pricing model at  $112,303 and were expensed as other expense in consolidated statement of operations

The Company agreed to issue to its management and directors a series of preferred stock with voting rights sufficient to grant such holders the ability to vote in favor of an increase in the Company’s authorized common stock and/or a reverse split of the outstanding shares of common stock.  Accordingly, on February 4, 2011, the Company issued to each of its four directors 12,500 shares each of its Series A Preferred Stock.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2.5 billion to 5.0 billion.  In the aggregate, the Company issued 50,000 of its Series A Preferred Stock, which gave each of the holders 100,000 votes for each share of preferred stock owned.  The Series A Preferred Stock is non-participating in any dividends, is not convertible and has a liquidation provision on a pari passu basis with the common shares.  The four members of the Company’s Board of Directors jointly held 5.0 billion votes immediately before and after the 200-to-1 reverse common stock split.  As of the date of issuance, an independent valuation specialist determined the 50,000 shares of Series A Preferred Stock to be  $12,800, and the Company recognized compensation expense to the directors accordingly.

Share Based Compensation

Common stock issued for services to non-employees.  During the six months ended June 30, 2011, the Company issued 1,839,414 shares of its common stock to various service providers for legal, public relations and accounting services.  These shares were valued in the aggregate at  $927,213 based on the closing price of the Company’s common stock on their respective dates of issuance.  Included in these share issuances were 390,000 common shares valued at  $244,800 which were issued in satisfaction of trade payables as the expense for services was recognized in a prior period.

Incentive Stock Plan. In January 2011, the Company’s Board of Directors approved the American Scientific Resources 2011 Incentive Stock Plan which allocates up to 100,000,000 shares (now 500,000 shares after the March 21, 2011, 200-to-1 reverse common stock split) of common stock for awards to directors, officers, selected employees and consultants as qualified and non-qualified stock options, and as restricted and non-restricted stock awards.  To date, the Company has awarded 481,766 shares (shares after 200-to-1 reserve stock split) under this plan to date.

Stock Option Plan.  In June 2011, the Company’s Board of Directors approved a stock option plan authorizing the award of up to 100,000,000 options to purchase common shares as incentive stock options or non-qualified stock options at exercise prices, vesting periods and terms (up to 10 years) as determined by the Board of Directors or a designated committee.  In June 2011, the Board of Directors awarded 5,295,000 options to directors, employees and consultants, exercisable at  $0.40 per share over 5 years with immediate vesting as compensation for past services.  The closing market price of the Company’s common stock on the award date was  $0.32 per share.  Based on application of the Black Sholes pricing model, the Company determined the value of the options awarded to be  $1,691,126 and expensed this amount as operating, sales and administrative expenses on the date of grant.

Obligation to Issue Common Shares

A summary of the Company’s obligations to issue common shares as recorded in these consolidated financial statements at June 30, 2011 and December 31, 2010, is as follows:

	June 30, 2011		December 31, 2010
	Common	Obligation Date	Common	Obligation Date
	Shares	Fair Value	Shares	Fair Value

Shares issuable as compensation	2,500	$70,000	2,500	$70,000
Shares issuable from exercise of warrants	224,108	22	-	-
	226,608	$70,022	2,500	$70,000

In June 2011, a warrant holder exercised warrants to purchase 224,108 common shares for  $22 and the Company issued these shares on July 19, 2011.

At June 30, 2011, in addition to the amounts in the above table, the Company has potentially dilutive securities consisting of convertible securities, commitments, warrant agreements, employment agreements and other agreements that could obligate the Company to issue up to 14,047,960 additional common shares.

11.  EQUITY

Sale of common shares. In January 2010, the Company sold 12,686,567 shares of common stock for cash proceeds of  $85,000 and paid a selling commission of  $6,800.  Of the  $85,000 total proceeds received from this issuance,  $5,000 was advanced to the Company in December 2009 and recorded as an obligation to issue common stock.

In November 2010, the Company sold 15,000,000 shares of common stock for cash proceeds of  $50,000.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.  On March 21, 2011, the Company effected a 200-to-1 reverse split of its common stock shares.

Warrants for common shares. During the year December 31, 2010, the Company granted 99,185,723 warrants to purchase an equivalent number of shares of common stock to investors and consultants in connection with convertible debenture issuances.  These warrants are exercisable over three to seven year periods at exercise prices ranging from  $0.004 to  $1.00 per share.   A summary of the status of the Company’s outstanding common stock warrants as of and for the year ended December 31, 2010, excluding warrants issuable as contingent compensation, is as follows:

		Weighted	Proceeds	Weighted
	Warrants	Avg. Exercise	Upon	Avg. Remaining
	Exercisable	Price	Exercise	Life in Years

Balance December 31, 2009	25,818,392	$0.14	$3,588,392	2.78
Granted	114,904,567	0.02	1,641,597	6.97
Exercised	-	-	-	-
Cancelled	(28,500,000)	-	(337,000)	-
Balance December 31, 2010	112,222,959	0.04	$4,892,989	5.67

As of December 31, 2010, warrants to purchase 105,618,844 shares of the Company’s common stock contain a cashless exercise option based on the fair market value of the Company’s stock on the date of exercise.  Warrants to purchase 96,843,844 shares of the Company’s common stock contain provisions whereby the exercise price for the warrants adjusts proportionally with additional sales of equity (see Note 8 – Notes Payable – Dilution adjustments).  All warrants outstanding at December 31, 2010 contain other anti-dilution provisions should the Company become re-capitalized, incur adjustments for any reorganization, consolidation or merger, and other rights offering participation.

Options for purchase of common stock.  In May 2007, the Company adopted a stock option plan which provides for the grant of options to officers, consultants and employees to acquire shares of the Company’s common stock at a purchase price equal to or greater than the fair market value as of the date of the grant.   Options are exercisable six months after the grant date and expire five years from the grant date.  The plan calls for a total of 3,000,000 common shares to be held for grant.  No options had been granted under this plan.

Share Based Compensation

Common stock issued for services to non-employees.  In June 2009, the Company issued 8,000,000 restricted shares of its common stock and 8,000,000 warrants to purchase an equivalent number of common shares to an entity for services rendered.  These services were valued at  $33,580 based on the fair value of the common stock ( $31,200) and warrants ( $2,380) on the date of issuance.  In October 2009, the service provider filed suit against the Company, its directors and other parties for failure to register and lift trading restrictions on the common stock.  The service provider claimed damages arising from the alleged inability to sell the shares timely and realize certain profits.  Further, the service provider claimed anticipatory damages from alleged anticipated inability to sell certain other shares and the warrants.  In February 2010, the Company settled this litigation and issued 16,000,000 unrestricted shares of its common stock and cancelled the originally issued shares and warrants.  On December 31, 2009, the Company recognized an incremental expense from the settlement in the amount of  $68,000, based on the closing bid price of the common stock on the date of settlement, and a corresponding obligation to issue common stock.  The Company also reversed the value of the warrants cancelled in the amount of  $2,380.

In February 2010, the Company issued 1,000,000 restricted shares of common stock as payment for consulting services.  These shares were valued at the closing bid price for the Company’s common stock on the date of issuance amounting to  $8,200, which was expensed.

In April 2010, the Company issued 10,000,000 restricted shares of common stock for investor relations and other consulting services to be performed over a six month period valued at  $152,000 based on the closing bid price of our common shares on the date of issuance.  For the year ended December 31, 2010, the Company amortized  $152,000 as operating, sales and administrative expenses.

In June 2010, the Company issued 10,000,000 restricted shares of common stock to five service providers for product development, legal, accounting and consulting services.  These shares valued at the closing bid price for our common shares on the date of issuance amounting to  $96,000, which was expensed.

In September 2010, the Company issued 6,000,000 shares to a law firm for legal services rendered. These shares valued at the closing bid price for our common shares on the date of issuance amounting to  $54,000, which was expensed.

In October 2010, the Company issued 5,000,000 shares to a Chinese manufacturer of the Company’s products.  These shares were valued at  $42,000 based on the closing bid price of our common shares on the date of issuance.  This amount was expensed to operating, sales and administrative expenses.

See Note 12– Commitments and Contingencies – Service agreements for additional information regarding shares issued and issuable to employees.

Common stock issued to employees. In June 2010, the Company issued 2,000,000 restricted shares of common stock to an employee for services rendered.  These shares valued at the closing bid price for our common shares on the date of issuance amounting to  $19,200, which was expensed.

In August 2010, the Company issued 40,000,000 shares to four members of our Board of Directors. These shares valued at the closing bid price for our common shares on the date of issuance amounting to  $400,000, which was expensed.

See Note 12 – Commitments and Contingencies – Employment agreements for additional information regarding shares issued and issuable to employees.

Obligation to Issue Common Shares

A summary of the Company’s obligations to issue common shares as recorded in these consolidated financial statements at December 31, 2010 and 2009, is as follows:

	2010		2009
	Common	Obligation Date	Common	Obligation Date
	Shares	Fair Value	Shares	Fair Value

Incremental shares and amount from settlement of litigation	-	$-	8,000,000	$68,000
Shares issuable as compensation	500,000	70,000	500,000	70,000
Advance on sale of common shares	-	-	-	5,000
	500,000	$70,000	8,500,000	$143,000

At December 31, 2010, in addition to the amounts in the above table, the Company has convertible securities, commitments, warrant agreements, employment agreements and other agreements that could obligate the Company to issue up to 1,239,939,699 additional common shares.

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
RELATED PARTY TRANSACTIONS
13.  RELATED PARTY TRANSACTIONS

As discussed in Note 9 – Notes Payable, a current member of the Company’s Board of Directors directly owns notes convertible in common shares, and warrants to purchase common shares.  In addition, this director is indirectly related to Lender 2 and other holders of convertible notes.

As discussed in Notes 8 and 11 above, the Company entered into an asset purchase agreement and an employment agreement with a former executive and majority owner of the Seller of the Disintegrator patent.  These agreements call for additional consideration and compensation payments based on the achievement of certain revenue and capital targets.

13.  RELATED PARTY TRANSACTIONS

Our chief executive officer of the Company periodically advances funds to the Company on a short-term, non-interest bearing basis for working capital purposes.  As of December 31, 2009,  $5,000 was due to this executive and such amount was repaid on January 9, 2010.  See Note 8 – Notes Payable for additional information regarding loans from related parties.

As discussed in Note 8 – Notes Payable, a current member of our Board of Directors directly owns notes convertible in common shares and warrants to purchase common shares.  In addition, this director is directly and indirectly related to Lender 2 and other holders of convertible notes.

In October 2008, the Company entered into a license agreement with a relative of the chief executive officer.  The license agreement calls for the payment of royalties equal to 20% of revenues from the Company’s sales or permitted use of certain copyrighted and trademarked, print and video material.  The license agreement continues for successive one year terms unless terminated by either party.  During year ended December 31, 2010, no amounts were paid or accrued under this license agreement.

 As discussed in Note 6 – Patent and in Note 12 – Commitments and Contingencies, the Company entered into an asset purchase agreement and an employment agreement with a former executive and majority owner of the Seller of the Disintegrator patent.  These agreements call for additional consideration and compensation payments based on the achievement of certain targets.

SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
SUBSEQUENT EVENTS
14.  SUBSEQUENT EVENTS

The following is a summary of significant events impacting the Company for the period from July 1, 2011, through the issuance of these financial statements in addition to subsequent events described in the footnotes above.

On July 14, 2011, the Company sold 145,454 shares of common stock to a relative of our chief executive officer for cash proceeds of  $30,000.

On July 19, 2011, the Company settled a dispute with a former financial advisor by entering into a mutual release agreement and issuing a two year promissory note in the amount of  $70,000.  The note bears interest at 4% per annum with principal and interest payable at maturity.

On July 25, 2011, the Company sold 72,727 shares of common stock to two investors for cash proceeds of  $15,000.

On July 25, 2011, the Company issued 100,000 shares of common stock for investor relations services.  These shares were valued at  $24,000 based on the closing market price on the day of issue.

On July 26, 2011, the Company agreed to settle  $200,000 of  $1.2 million, non-interest bearing contingent note due to a party related to the Seller of the Disintegrator patent in exchange for the issuance of 500,000 shares of the Company’s common stock.

14.  SUBSEQUENT EVENTS

Equity purchase agreement and issuance of Series A preferred stock. On February 3, 2011, the Company entered into an equity purchase agreement (the “Purchase Agreement”) with Southridge Partners II, LP.  Pursuant to the Purchase Agreement, Southridge agreed to purchase from the Company, for a period of up to 24 months commencing on the effective date of a registration statement filed by the Company for resale of the shares, up to  $10,000,000 shares of the Company’s common stock.  The purchase price for the shares of common stock sold will be equal to 92% of the average of the lowest 2 daily closing prices for the 5 trading days immediately following the date on which the Company is deemed to provide a put notice under the Purchase Agreement.  The maximum amount of common stock that Southridge shall be obligated to purchase with respect to any single closing under the Purchase Agreement will be the lesser of  $500,000 or 250% of the average dollar trading volume of the Company’s common stock for the 20 trading days immediately preceding the date on which the Company provides a put notice under the Purchase Agreement.  Upon execution of the Purchase Agreement, the Company issued Southridge a five-year warrant to purchase 25,000,000 shares of common stock at an exercise price of  $0.00615, which may be exercised on a cashless basis if there is no effective registration statement for the resale of shares of common stock underlying the warrant six month following the issuance.

The Company agreed to issue to its management and directors a series of preferred stock with voting rights sufficient to grant such holders the ability to vote in favor of an increase in the Company’s authorized common stock and/or a reverse split of the outstanding shares of common stock.  Accordingly, on February 4, 2011, the Company issued to each of its four directors 12,500 shares each of its Series A Preferred Stock.  On February 11, 2011, the Company increased the number of authorized shares of its common stock from 2.5 billion to 5.0 billion.  In the aggregate, the Company issued 50,000 of its Series A Preferred Stock, which gave each of the holder 100,000 votes for each share of preferred stock owned.  The Series A Preferred Stock is non-participating in any dividends and not convertible.  The four members of the Company’s Board of Directors jointly held 5.0 billion votes immediately before and after the 200-to-1 reverse common stock split.

Issuances of common shares. On January 19, 2011, we issued 240,000 shares of our common stock for package design services valued at  $1,200, which had been accrued at year-end.

As discussed in Note 12 – Commitments and Contingencies – Service agreements,  on January 21, 2011, we entered into an agreement with a marketing consultant to settle monthly retainer fees, out of pocket expenses and commissions due through December 31, 2010, and issued 12,000,0000 shares of our common stock in partial satisfaction of amounts due under the settlement agreement.  These shares were valued at  $63,600 on the date of issuance.

On January 21, 2011, we issued 2,400,000 shares of our common stock to a public relations firm for six months of services through June 2011.  These shares were valued at  $12,720 on the date of issuance.

On January 21, 2011, we issued 16,000,000 shares of our common stock to a partner in the law firm providing services to us as partial compensation for legal services.  These shares were valued at  $84,800 on the date of issuance.

As discussed in Note 8 – Notes Payable – on February 2, 2011, the Company issued 32,000,000 shares of its common stock valued at  $147,200, based on the closing price for the Company’s common stock on the date of the agreement, as consideration for extending the due dates on two short-term loans issued to Granite Financial Group.

On February 11, 2011, the Company increased the number of shares of its authorized common stock from 2.5 billion to 5.0 billion.

On February 16, 2011, the Company issued 10,000,000 shares for legal services.  These shares were valued at  $43,000 based on the closing bid price of the Company’s stock on the date of issuance.

On January 17, 2011, the Company entered into a 12 month agreement with a consultant for investor relations services in exchange for an aggregate consideration of  $48,000 of which the Company has the option to pay  $12,000 in cash over 12 months, or issue 2,400,000 common shares, plus the issuance of 7,200,000 common shares with an agreed value of  $36,000.  On February 23, 2011, the Company issued the 7,200,000 common shares.

On February 25, 2011, the Company issued a  $25,000 convertible note to Lanktree Consulting Corporation bearing interest at 12% per annum payable monthly.  The note matures on May 25, 2011 and is convertible into shares of the Company’s common stock at a fixed conversion price of  $0.0033.  As additional consideration for entering into this note, the Company issued 5,000,000 shares of its common stock valued at  $20,000 on the date of issuance.  Further, as discussed in Note 8 – Notes Payable, in consideration for extension for the payment of principal on Note 1, the Company issued 22,000,000 shares of its common stock valued at  $88,000.  The Company also issued 5,000,000 shares of its common stock valued at  $20,000 in exchange for extension of the due date on the  $44,000 short-term note and reduction of the interest rate.  In the aggregate, 32,000,000 million shares were issued to Lanktree on March 2, 2011.

On March 4, 2011, the Company issued 13,011,364 shares of its common stock for interest due on the first, second and third quarter 2010 convertible debentures for the period from issuance through December 31, 2010.  These shares were valued at  $57,250.

On February 10, 2011 and March 10, 2011, Granite Financial Group converted  $5,000 and  $82,500 of principal outstanding on the first quarter 2010 convertible debentures into 1,515,151 and 25,000,000 shares of common stock, respectively.  After these conversions, the principal outstanding on the first quarter 2010 issuances was  $312,250.

On March 11, 2011, a holder of the 2007 subscription agreement debentures converted  $70,735 of principal and interest into 23,578,333 shares of common stock.  The Company amended the terms of the note to permit conversion at  $0.003 per share.

On March 10, 2011, the Company issued 10,000,000 for legal services and 10,000,000 shares for accounting services.  Each of these issuances was valued at  $42,000 based on the closing bid price of the Company’s common stock on the date of issuance.

On March 16, 2011, the Company issued 5,728,106 common shares for legal services.  These shares represent a three month prepayment for such services and were valued at  $22,340 based on the closing price of the Company common on the date of issue.  Per the underlying agreement, the shares issued were determined based on a formula dividing the fee by the prior 5 day average closing price of the Company’s stock prior to the date of issuance multiplied by a factor of 1.5.

As discussed in Note 12 – Commitments and Contingencies, in March 2010, the Company entered into an agreement with a consultant for sales and marketing services and terminated the agreement in September 2010.  On March 24, 2011, the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) to this consultant as settlement for services rendered in during 2010.  These shares were valued at  $9,581 based on unpaid invoices from the consultant for commission draws and reimbursable expenses through the September 2010.

On March 24, 2011, the Company entered into a securities purchase agreement whereby the Company issued 15,000 shares of its common stock (shares adjusted for the effect of the 200-to-1 reverse stock split) at  $0.30 per share and warrants to purchase 400,000 of common stock at an exercise price of  $0.0001 over seven years.  In exchange for issuing these shares and warrants, the received cash proceeds of  $60,000.

Reverse common stock split. On March 21, 2011, the Company effected a 200-to-1 reverse split of its shares of common stock.  Immediately prior to the reverse split, the Company had 2,345,905,633 of its common shares issued and outstanding which adjusted to 11,729,789 common shares as a result of the reverse split.

Litigation.  As discussed in Note 12 – Commitments and Contingencies – Litigation, on January 18, 2011, in the suit brought by Tecnimed, Srl against the Company and its affiliates, the Court granted Tecnimed’s request for a preliminary injunction and ordered the Company to stop selling the Vera Temp thermometer in allegedly infringing package and to recall the product from retail customers. The Company complied with this injunction by changing its retail package and the Court approved the new Vera Temp package on February 4, 2011.  The Company continues to ship the thermometer to retail customers in its new package.

Incentive Stock Plan. In January 2011, our Board of Directors approved the American Scientific Resources 2011 Incentive Stock Plan which allocates up to 100,000,000 shares (now 500,000 shares after the March 21, 2011, 200-to-1 reverse common stock split) of common stock for awards to directors, officers, selected employees and consultants as qualified and non-qualified stock options, and as restricted and non-restricted stock awards.

INCOME TAXES	12 Months Ended
Dec. 31, 2010
INCOME TAXES
9. INCOME TAXES

As a result of the Company incurring net losses, an income tax benefit in the form of net operating loss carry–backs and carry-forwards have been generated for the years ended December 31, 2010 and 2009.  Since the Company has not had taxable income for the last five years, utilization of net operating loss carry-backs is currently not possible.  The potential future benefit from income taxes arising from operations for the years ended December 31, 2010 and 2009 consist of the following:

	2010	2009
Current:
Federal	$-	$-
State	-	-
Deferred:
Federal	839,900	522,500
State	-	-
	839,900	522,500
Increase in valuation allowance	(839,900)	(522,500)
Income tax benefit	$-	$-

The effective tax rates differ from the statutory rates for 2010 and 2009 primarily due to the following:

	2010		2009
		Effective Tax		Effective Tax
	Amount	Rate	Amount	Rate

Federal income tax liability (benefit)	$(2,393,900)	-34.0%	$(829,500)	-34.0%
State income tax liability (benefit)	-	0.0%	-	0.0%
Permanent differences	860,800	12.2%	307,000	12.6%
Temporary differences	693,200	9.8%	-	0.0%
Change in valuation allowance	839,900	11.9%	522,500	21.4%
	$-	0.0%	$-	0.0%

Permanent differences consist primarily of a portion of stock-based compensation, stock issued for interest, fines and penalties, and disallowed travel, meal and entertainment expenses.  Temporary differences are differences in the timing of deductions between those for tax and book purposes and consist of a portion of stock-based compensation and the patent impairment charge.

The Company’s net deferred tax assets consist primarily of net operating loss carry-forwards.  At December 31, 2010, the Company had federal net operating loss carry-forwards totaling approximately  $16,794,700 which may be used to offset future taxable income.  These net operating loss carry-forwards expire over various years through 2024.  As of December 31, 2010 and 2009, the Company has determined that due to the uncertainty regarding its future profitability, a full valuation allowance is required for deferred tax assets.  Net deferred tax assets and liabilities are comprised of the following as of December 31, 2010 and 2009:

	2010	2009
Deferred tax assets:
Current	$-	$-
Non-current	5,272,800	4,432,900
Less valuation allowance	(5,272,800)	(4,432,900)
Net deferred tax assets	$-	$-
Net deferred tax liabilities	$-	$-

The federal and states of Florida and Ohio are the significant tax jurisdictions where the Company files income, franchise and gross receipts tax returns as required.  There are currently no on-going examinations of tax returns by federal and state tax authorities.  The Company is delinquent with the filing of certain sales and use tax returns, whose liability, together with any interest and penalties that may be imposed by governmental authorities, is insignificant to the Company’s financial position and results of operations as of and for the years ended December 31, 2010 and 2009.  Other than the above, the Company does not have any uncertain tax positions meeting the ‘more-likely-than-not’ threshold.